Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Emerging Markets Equity Fund
International Growth Fund
Investment Grade Floating Rate Fund
Short Duration High Yield Fund

For the period ended October 31, 2025

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 98.50%

COMMON STOCKS 96.13%

Brazil 4.94%
Aerospace & Defense 0.91%
Embraer SA	3,924	$63,448
Banks 0.55%
NU Holdings Ltd. Class A*	2,399	38,648
Broadline Retail 0.86%
MercadoLibre, Inc.*	26	60,509
Capital Markets 0.75%
B3 SA - Brasil Bolsa Balcao	22,210	52,264
Metals & Mining 0.99%
Vale SA	5,747	69,713
Water Utilities 0.88%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,509	61,480
Total Brazil		346,062

Canada 0.53%
Metals & Mining
Capstone Copper Corp.*	4,145	37,001

China 23.67%
Automobiles 0.46%
BYD Co. Ltd. Class H	2,509	32,416
Banks 2.83%
China Construction Bank Corp. Class H	117,232	116,064
Industrial & Commercial Bank of China Ltd. Class H	105,942	82,084
		198,148
Broadline Retail 4.69%
Alibaba Group Holding Ltd.	13,339	283,837
PDD Holdings, Inc. ADR*	334	45,047
		328,884
Electrical Equipment 1.52%
Contemporary Amperex Technology Co. Ltd. Class A	1,200	65,610
NARI Technology Co. Ltd. Class A	11,934	40,663
		106,273
Investments	Shares	U.S. $ Fair Value
China (continued)
Entertainment 1.91%
NetEase, Inc.	2,455	$68,889
Tencent Music Entertainment Group ADR	2,916	65,085
		133,974
Hotels, Restaurants & Leisure 0.69%
Trip.com Group Ltd.	687	48,345
Insurance 1.75%
PICC Property & Casualty Co. Ltd. Class H	30,836	72,851
Ping An Insurance Group Co. of China Ltd. Class H	6,873	49,653
		122,504
Interactive Media & Services 6.55%
Kuaishou Technology†	3,060	28,410
Tencent Holdings Ltd.	5,305	430,913
		459,323
Marine Transportation 0.56%
SITC International Holdings Co. Ltd.	10,700	39,410
Pharmaceuticals 0.81%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	6,307	56,818
Real Estate Management & Development 0.64%
China Resources Land Ltd.	7,314	26,425
KE Holdings, Inc. Class A	3,166	17,957
		44,382
Technology Hardware, Storage & Peripherals 0.46%
Xiaomi Corp. Class B†*	5,851	32,461
Textiles, Apparel & Luxury Goods 0.80%
ANTA Sports Products Ltd.	5,353	55,875
Total China		1,658,813

Greece 0.68%
Banks
Alpha Bank SA	12,145	47,611

Hong Kong 2.00%
Capital Markets 0.75%
Hong Kong Exchanges & Clearing Ltd.	962	52,432

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Hong Kong (continued)
Insurance 0.70%
Prudential PLC	3,507	$48,775
Machinery 0.55%
Techtronic Industries Co. Ltd.	3,324	38,771
Total Hong Kong		139,978

Hungary 1.58%
Banks
OTP Bank Nyrt	1,163	111,015

India 12.84%
Automobiles 0.72%
Maruti Suzuki India Ltd.	278	50,628
Banks 2.63%
HDFC Bank Ltd.	9,088	101,048
ICICI Bank Ltd. ADR	2,748	83,264
		184,312
Beverages 0.88%
United Spirits Ltd.	2,523	40,682
Varun Beverages Ltd.	4,015	21,217
		61,899
Consumer Finance 0.80%
Shriram Finance Ltd.	6,638	55,978
Health Care Providers & Services 0.82%
Max Healthcare Institute Ltd.	4,428	57,253
Hotels, Restaurants & Leisure 1.07%
Eternal Ltd.*	4,390	15,668
Indian Hotels Co. Ltd.	3,164	26,419
ITC Hotels Ltd.*	6,456	15,760
MakeMyTrip Ltd.*	216	17,280
		75,127
Information Technology Services 0.33%
Tata Consultancy Services Ltd.	667	22,956
Oil, Gas & Consumable Fuels 0.74%
Reliance Industries Ltd.	3,081	51,554
Pharmaceuticals 0.63%
Mankind Pharma Ltd.	456	12,240
Torrent Pharmaceuticals Ltd.	790	31,682
		43,922
Investments	Shares	U.S. $ Fair Value
India (continued)
Transportation Infrastructure 1.15%
Adani Ports & Special Economic Zone Ltd.	2,993	$48,948
GMR Airports Ltd.*	30,287	32,009
		80,957
Wireless Telecommunication Services 3.07%
Bharti Airtel Ltd.	9,289	215,098
Total India		899,684

Indonesia 0.36%
Banks
Bank Central Asia Tbk. PT	48,988	25,081

Macau 0.28%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	3,984	19,850

Mexico 1.33%
Banks 0.45%
Grupo Financiero Banorte SAB de CV Class O	3,382	31,830
Consumer Finance 0.88%
Gentera SAB de CV	25,828	61,447
Total Mexico		93,277

Peru 1.17%
Banks
Credicorp Ltd.	315	82,215

Philippines 0.47%
Banks
BDO Unibank, Inc.	14,677	33,294

Poland 0.39%
Consumer Staples Distribution & Retail
Dino Polska SA†*	2,292	27,376

Saudi Arabia 0.50%
Banks
Al Rajhi Bank	413	11,673
Saudi National Bank	2,217	23,590
		35,263

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Singapore 0.73%
Broadline Retail
Sea Ltd. ADR*	328	$51,250

South Africa 1.59%
Banks 1.10%
Capitec Bank Holdings Ltd.	349	77,215
Metals & Mining 0.49%
Gold Fields Ltd. ADR	887	34,070
Total South Africa		111,285

South Korea 18.47%
Aerospace & Defense 1.56%
Hanwha Aerospace Co. Ltd.	159	109,062
Automobiles 0.98%
Kia Corp.	821	68,864
Banks 1.96%
KB Financial Group, Inc.	993	81,062
Shinhan Financial Group Co. Ltd.	1,092	56,088
		137,150
Construction & Engineering 0.27%
Hyundai Engineering & Construction Co. Ltd.	379	18,621
Electric: Utilities 0.34%
Korea Electric Power Corp.	798	23,888
Electrical Equipment 1.96%
HD Hyundai Electric Co. Ltd.	105	63,792
LS Electric Co. Ltd.	243	73,765
		137,557
Life Sciences Tools & Services 0.60%
Samsung Biologics Co. Ltd.†*	48	42,281	(a)
Machinery 0.71%
HD Hyundai Heavy Industries Co. Ltd.	118	49,693
Semiconductors & Semiconductor Equipment 3.79%
SK Hynix, Inc.	683	265,751
Technology Hardware, Storage & Peripherals 4.79%
Samsung Electronics Co. Ltd.	4,461	335,807
Tobacco 1.51%
KT&G Corp.	1,126	105,970
Total South Korea		1,294,644
Investments	Shares	U.S. $ Fair Value
Taiwan 20.05%
Communications Equipment 1.06%
Accton Technology Corp.	2,134	$74,213
Electronic Equipment, Instruments & Components 2.63%
Delta Electronics, Inc.	2,833	91,120
Elite Material Co. Ltd.	932	40,948
Hon Hai Precision Industry Co. Ltd.	6,290	52,317
		184,385
Semiconductors & Semiconductor Equipment 14.87%
ASE Technology Holding Co. Ltd.	7,000	56,005
King Yuan Electronics Co. Ltd.	5,053	35,429
Taiwan Semiconductor Manufacturing Co. Ltd.	19,128	925,024
Visual Photonics Epitaxy Co. Ltd.	5,734	25,652
		1,042,110
Technology Hardware, Storage & Peripherals 1.49%
Asia Vital Components Co. Ltd.	2,285	104,609
Total Taiwan		1,405,317

Thailand 0.70%
Wireless Telecommunication Services
Advanced Info Service PCL	5,251	49,050

Turkey 0.42%
Banks
Akbank TAS	20,166	29,117

United Arab Emirates 1.44%
Energy Equipment & Services 0.42%
ADNOC Drilling Co. PJSC	19,407	29,484
Passenger Airlines 0.33%
Air Arabia PJSC	22,162	23,516
Transportation Infrastructure 0.69%
Salik Co. PJSC	29,530	48,078
Total United Arab Emirates		101,078

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom 0.39%
Metals & Mining
Anglogold Ashanti PLC	401	$27,268

United States 1.60%
Oil, Gas & Consumable Fuels 0.88%
Shell PLC	1,655	62,045
Semiconductors & Semiconductor Equipment 0.72%
Broadcom, Inc.	136	50,270
Total United States		112,315
Total Common Stocks (cost $4,474,000)		6,737,844

PREFERRED STOCKS 2.37%

Brazil 2.37%
Banks 1.88%
Banco Bradesco SA	21,003	70,895
Itau Unibanco Holding SA	8,282	60,715
		131,610
Oil, Gas & Consumable Fuels 0.49%
Petroleo Brasileiro SA – Petrobras	6,270	34,672
Total Brazil		166,282
Total Preferred Stocks (cost $139,087)		166,282
Total Investments in Securities 98.50% (cost $4,613,087)		$6,904,126
Other Assets and Liabilities – Net 1.50%		105,020
Net Assets 100.00%		$7,009,146

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $130,528, which represents 1.86% of net assets.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$346,062	$–	$–	$346,062
Canada	37,001	–	–	37,001
China	149,542	1,509,271	–	1,658,813
Greece	–	47,611	–	47,611
Hong Kong	–	139,978	–	139,978
Hungary	–	111,015	–	111,015
India	198,479	701,205	–	899,684
Indonesia	–	25,081	–	25,081
Macau	–	19,850	–	19,850
Mexico	93,277	–	–	93,277
Peru	82,215	–	–	82,215
Philippines	33,294	–	–	33,294
Poland	–	27,376	–	27,376
Saudi Arabia	–	35,263	–	35,263
Singapore	51,250	–	–	51,250
South Africa	34,070	77,215	–	111,285
South Korea	49,693	1,202,670	42,281	1,294,644
Taiwan	–	1,405,317	–	1,405,317
Thailand	–	49,050	–	49,050
Turkey	–	29,117	–	29,117
United Arab Emirates	77,562	23,516	–	101,078
United Kingdom	27,268	–	–	27,268
United States	50,270	62,045	–	112,315
Preferred Stocks	166,282	–	–	166,282
Total	$1,396,265	$5,465,580	$42,281	$6,904,126

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.29%

COMMON STOCKS 96.29%

Australia 0.56%
Health Care Technology
Pro Medicus Ltd.	130	$22,322

Austria 1.87%
Banks
BAWAG Group AG†	233	30,111
Erste Group Bank AG	424	43,921
		74,032

Belgium 0.71%
Pharmaceuticals
UCB SA	110	28,286

Brazil 2.00%
Banks 0.76%
NU Holdings Ltd. Class A*	1,875	30,206
Broadline Retail 1.24%
MercadoLibre, Inc.*	21	48,873
Total Brazil		79,079

Canada 4.76%
Broadline Retail 0.99%
Dollarama, Inc.	303	39,385
Consumer Staples Distribution & Retail 0.71%
Alimentation Couche-Tard, Inc.	550	27,952
Electronic Equipment, Instruments & Components 1.30%
Celestica, Inc.*	150	51,672
Information Technology Services 1.76%
Shopify, Inc. Class A*	400	69,544
Total Canada		188,553

China 6.08%
Broadline Retail 0.96%
Alibaba Group Holding Ltd.	1,797	38,238
Interactive Media & Services 3.96%
Tencent Holdings Ltd.	1,930	156,769
Investments	Shares	U.S. $ Fair Value
China (continued)
Pharmaceuticals 0.54%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H*	2,200	$21,322
Technology Hardware, Storage & Peripherals 0.62%
Xiaomi Corp. Class B†*	4,425	24,550
Total China		240,879

France 10.52%
Aerospace & Defense 1.89%
Safran SA	211	74,972
Beverages 0.72%
Pernod Ricard SA	289	28,305
Biotechnology 0.45%
Abivax SA ADR*	175	17,924
Chemicals 1.35%
Air Liquide SA	277	53,610
Electrical Equipment 0.52%
Legrand SA	120	20,723
Health Care Equipment & Supplies 2.11%
BioMerieux	125	16,094
EssilorLuxottica SA	184	67,384
		83,478
Life Sciences Tools & Services 0.33%
Sartorius Stedim Biotech	55	13,154
Personal Care Products 1.40%
L’Oreal SA	133	55,502
Textiles, Apparel & Luxury Goods 1.75%
Kering SA	36	12,784
LVMH Moet Hennessy Louis Vuitton SE	80	56,546
		69,330
Total France		416,998

Germany 8.39%
Aerospace & Defense 1.93%
Rheinmetall AG	39	76,666
Construction Materials 0.94%
Heidelberg Materials AG	158	37,067
Electrical Equipment 2.18%
Siemens Energy AG*	695	86,587

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Germany (continued)
Industrial Conglomerates 1.47%
Siemens AG	205	$58,096
Software 1.87%
SAP SE	285	74,121
Total Germany		332,537

Hungary 0.92%
Banks
OTP Bank Nyrt	382	36,464

India 2.67%
Banks 0.75%
ICICI Bank Ltd. ADR	981	29,724
Health Care Providers & Services 0.69%
Max Healthcare Institute Ltd.	2,106	27,230
Wireless Telecommunication Services 1.23%
Bharti Airtel Ltd.	2,110	48,860
Total India		105,814

Italy 1.82%
Banks 1.05%
UniCredit SpA	565	41,836
Textiles, Apparel & Luxury Goods 0.77%
Brunello Cucinelli SpA	300	30,405
Total Italy		72,241

Japan 13.44%
Electrical Equipment 1.77%
Fujikura Ltd.	515	70,130
Entertainment 1.66%
Nintendo Co. Ltd.	772	65,844
Health Care Equipment & Supplies 0.86%
Hoya Corp.	210	34,111
Household Durables 1.44%
Sony Group Corp.	2,050	57,092
Industrial Conglomerates 2.15%
Hitachi Ltd.	2,499	85,363
Information Technology Services 0.92%
NEC Corp.	1,000	36,320
Investments	Shares	U.S. $ Fair Value
Japan (continued)
Machinery 2.09%
Mitsubishi Heavy Industries Ltd.	2,750	$83,022
Professional Services 0.58%
BayCurrent, Inc.	500	22,932
Semiconductors & Semiconductor Equipment 0.96%
Disco Corp.	115	38,189
Textiles, Apparel & Luxury Goods 1.01%
Asics Corp.	1,567	39,902
Total Japan		532,905

Netherlands 3.56%
Biotechnology 0.89%
Argenx SE ADR*	43	35,195
Semiconductors & Semiconductor Equipment 2.67%
ASML Holding NV	100	105,731
Total Netherlands		140,926

Peru 0.84%
Banks
Credicorp Ltd.	127	33,147

Singapore 2.25%
Banks 0.84%
DBS Group Holdings Ltd.	810	33,536
Broadline Retail 1.41%
Sea Ltd. ADR*	357	55,781
Total Singapore		89,317

South Korea 4.19%
Aerospace & Defense 1.26%
Hanwha Aerospace Co. Ltd.	73	50,073
Electrical Equipment 0.67%
LS Electric Co. Ltd.	88	26,713
Semiconductors & Semiconductor Equipment 2.26%
SK Hynix, Inc.	230	89,491
Total South Korea		166,277

Spain 0.87%
Banks
Banco Bilbao Vizcaya Argentaria SA	1,717	34,591

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2025

Investments	Shares	U.S. $ Fair Value
Switzerland 5.98%
Building Products 0.65%
Belimo Holding AG Registered Shares	24	$25,895
Capital Markets 0.47%
Partners Group Holding AG	15	18,369
Electrical Equipment 2.14%
ABB Ltd. Registered Shares	1,140	84,756
Pharmaceuticals 1.45%
Galderma Group AG	310	57,571
Textiles, Apparel & Luxury Goods 1.27%
Cie Financiere Richemont SA Class A	255	50,440
Total Switzerland		237,031

Taiwan 10.53%
Electronic Equipment, Instruments & Components 1.05%
Delta Electronics, Inc.	1,300	41,813
Semiconductors & Semiconductor Equipment 8.50%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,965	336,825
Technology Hardware, Storage & Peripherals 0.98%
Asia Vital Components Co. Ltd.	850	38,914
Total Taiwan		417,552

United Kingdom 4.90%
Aerospace & Defense 0.59%
Babcock International Group PLC	1,470	23,474
Capital Markets 0.65%
St. James’s Place PLC	1,515	25,849
Personal Care Products 0.93%
Unilever PLC	615	36,903
Pharmaceuticals 1.80%
AstraZeneca PLC	431	71,093
Trading Companies & Distributors 0.93%
Diploma PLC	500	36,886
Total United Kingdom		194,205
Investments	Shares	U.S. $ Fair Value
United States 9.43%
Chemicals 0.60%
Linde PLC	57	$23,843
Communications Equipment 0.60%
Arista Networks, Inc.*	152	23,969
Construction Materials 0.98%
Holcim AG	436	38,761
Electrical Equipment 2.39%
Schneider Electric SE	332	94,597
Entertainment 1.85%
Spotify Technology SA*	112	73,396
Food Products 0.87%
Nestle SA Registered Shares	360	34,397
Interactive Media & Services 0.98%
Meta Platforms, Inc. Class A	60	38,901
Semiconductors & Semiconductor Equipment 1.16%
Broadcom, Inc.	124	45,834
Total United States		373,698
Total Common Stocks (cost $2,676,147)		3,816,854
Total Investments in Securities 96.29% (cost $2,676,147)		$3,816,854
Other Assets and Liabilities – Net 3.71%		147,068
Net Assets 100.00%		$3,963,922

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $54,661, which represents 1.38% of net assets.
*	Non-income producing security.

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$22,322	$–	$22,322
Austria	–	74,032	–	74,032
Belgium	–	28,286	–	28,286
Brazil	79,079	–	–	79,079
Canada	188,553	–	–	188,553
China	–	240,879	–	240,879
France	17,924	399,074	–	416,998
Germany	–	332,537	–	332,537
Hungary	–	36,464	–	36,464
India	56,954	48,860	–	105,814
Italy	–	72,241	–	72,241
Japan	–	532,905	–	532,905
Netherlands	35,195	105,731	–	140,926
Peru	33,147	–	–	33,147
Singapore	55,781	33,536	–	89,317
South Korea	–	166,277	–	166,277
Spain	–	34,591	–	34,591
Switzerland	–	237,031	–	237,031
Taiwan	–	417,552	–	417,552
United Kingdom	–	194,205	–	194,205
United States	205,943	167,755	–	373,698
Total	$672,576	$3,144,278	$–	$3,816,854

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 101.54%

ASSET-BACKED SECURITIES 73.79%

Automobiles 10.08%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$1,863,416	$1,898,196
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	946,752	953,403
Ally Bank Auto Credit-Linked Notes Series 2025-B Class E†(a)	6.164%		9/15/2033	6,500,000	6,539,301
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	5.483% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	109,661	110,084
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,044,569
CAL Receivables LLC Series 2022-1 Class B†	8.584% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	1,328,606	1,327,981
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,489,554
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,079,274
CarMax Select Receivables Trust Series 2025-A Class A3	4.77%		9/17/2029	14,600,000	14,715,378
Carvana Auto Receivables Trust Series 2023-N4 Class D†	7.22%		2/11/2030	2,325,000	2,402,212
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	10,375,000	10,454,159
Consumer Portfolio Services Auto Trust Series 2025-B Class B†	4.79%		11/15/2029	7,605,000	7,614,672
Consumer Portfolio Services Auto Trust Series 2025-B Class D†	5.56%		7/15/2031	6,350,000	6,408,675
Consumer Portfolio Services Auto Trust Series 2025-D Class C†	4.85%		2/17/2032	2,425,000	2,424,065
Consumer Portfolio Services Auto Trust Series 2025-D Class D†	5.45%		2/17/2032	3,000,000	3,007,174
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	9,180,000	9,170,735
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,900,000	4,951,783
CPS Auto Receivables Trust Series 2023-A Class E†	10.59%		8/15/2030	8,884,000	9,608,769
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	4,795,000	4,922,380

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
CPS Auto Receivables Trust Series 2023-D Class D†	7.80%		1/15/2030	$9,237,000	$9,637,509
CPS Auto Receivables Trust Series 2024-C Class E†	8.04%		3/15/2032	10,500,000	10,818,929
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	5,500,000	5,498,470
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%		11/17/2031	2,330,000	2,359,531
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,590,000	1,615,494
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	6,900,000	7,742,658
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	8,742,000	8,944,837
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	2,616,000	2,668,129
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	6,203,000	6,661,145
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	6,515,000	6,611,683
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	3,900,000	3,954,814
Exeter Automobile Receivables Trust Series 2025-1A Class E†	7.48%		9/15/2032	4,000,000	4,094,247
Exeter Automobile Receivables Trust Series 2025-3A Class D	5.57%		10/15/2031	3,820,000	3,853,429
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%		8/15/2035	15,000,000	15,271,917
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%		10/16/2028	1,000,000	983,971
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	2,393,000	2,477,742
GLS Auto Receivables Issuer Trust Series 2024-2A Class C†	6.03%		2/15/2030	4,460,000	4,553,807
GLS Auto Receivables Issuer Trust Series 2025-3A Class D†	5.16%		6/16/2031	5,150,000	5,129,138
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	2,000,000	2,125,279
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	5,590,000	6,021,761
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.434% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	3,037,529	3,102,721

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	5.534% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	$7,003,864	$7,027,818
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.784% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	3,652,156	3,658,864
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	8.184% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	2,244,681	2,262,118
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.884% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	8,205,000	8,209,071
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	6.434% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	3,485,000	3,488,703
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	728,000	739,855
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	3,865,000	3,945,553
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,135,119
LAD Auto Receivables Trust Series 2025-2A Class A4†	4.36%		7/15/2030	3,500,000	3,511,076
Octane Receivables Trust Series 2023-1A Class C†	6.37%		9/20/2029	4,000,000	4,064,709
OneMain Direct Auto Receivables Trust Series 2023-1A Class B†	5.81%		2/14/2031	2,608,000	2,657,331
OneMain Direct Auto Receivables Trust Series 2025-1A Class D†	6.10%		7/14/2037	12,870,000	13,024,741
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	2,140,849	2,167,893
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	1,628,238	1,658,732
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	1,411,546	1,444,439
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	4,500,000	4,529,697
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%		12/15/2031	2,860,000	2,930,016
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%		1/15/2030	6,030,000	6,135,962
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%		4/15/2032	4,860,000	5,033,194

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2025-SF1 Class D†	5.34%		9/15/2031	$6,750,000	$6,782,401
SBNA Auto Receivables Trust Series 2025-SF1 Class E†	6.74%		10/15/2031	2,750,000	2,766,341
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%		7/25/2031	3,267,438	3,324,298
U.S. Bank NA Series 2023-1 Class C†	9.785%		8/25/2032	1,026,567	1,051,938
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	2,000,000	2,161,469
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	1,000,000	1,087,092
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%		7/15/2030	3,010,000	3,085,816
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%		7/15/2030	3,000,000	3,125,503
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%		3/15/2029	1,645,000	1,682,673
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,750,000	4,793,875
Westlake Automobile Receivables Trust Series 2024-3A Class C†	4.92%		11/15/2029	3,555,000	3,576,435
Westlake Flooring Master Trust Series 2024-1A Class B†	6.07%		2/15/2028	7,690,000	7,718,646
Total					329,030,953

Credit Card 1.21%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	6,457,000	6,455,270
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	13,951,000	14,148,496
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	4,600,000	4,623,000	(b)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	6,700,000	6,741,855
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	7,500,000	7,531,220
Total					39,499,841

Other 62.50%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.265% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	8,270,000	8,283,596
1988 CLO 4 Ltd. Series 2024-4A Class D†	8.155% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	2,000,000	2,014,596

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.405% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	$3,250,000	$3,266,637
37 Capital CLO 3 Ltd. Series 2023-1A Class ER†	11.755% (3 mo. USD Term SOFR + 7.85%	)#	7/15/2038	4,000,000	4,110,696
720 East CLO Ltd. Series 2022-1A Class ER†	9.784% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	2,026,948
AB BSL CLO 6 Ltd. Series 2025-6A Class D1†	7.334% (3 mo. USD Term SOFR + 3.45%	)#	7/20/2037	5,000,000	5,026,995
AB BSL CLO 6 Ltd. Series 2025-6A Class E†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2037	6,000,000	5,989,998
Abry Liquid Credit CLO Ltd. Series 2025-1A Class C†	6.05% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2038	1,500,000	1,504,893
Affirm Asset Securitization Trust Series 2024-A Class 1D†	6.89%		2/15/2029	5,250,000	5,273,813
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	1,530,000	1,539,389
Affirm Asset Securitization Trust Series 2024-A Class D†	6.89%		2/15/2029	1,650,000	1,657,484
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	2,310,000	2,324,176
Affirm Asset Securitization Trust Series 2024-B Class B†	4.88%		9/15/2029	6,075,000	6,086,238
Affirm Master Trust Series 2025-1A Class E†	7.18%		2/15/2033	5,000,000	4,994,928
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	7,235,000	7,223,274
AGL CLO 24 Ltd. Series 2023-24A Class A2R†	5.57% (3 mo. USD Term SOFR + 1.71%	)#	3/31/2038	6,000,000	6,008,244
AGL CLO 28 Ltd. Series 2023-28A Class D†	8.72% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	11,200,000	11,302,155
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.21% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,503,693
Allegro CLO V-S Ltd. Series 2024-2A Class CT†	6.315% (3 mo. USD Term SOFR + 2.45%	)#	7/24/2037	3,000,000	3,018,345
AMMC CLO 23 Ltd. Series 2020-23A Class AR3†	5.272% (3 mo. USD Term SOFR + 1.39%	)#	7/17/2038	16,300,000	16,352,796

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AMMC CLO 25 Ltd. Series 2022-25A Class D1R2†	6.905% (3 mo. USD Term SOFR + 3.00%	)#	10/15/2038	$4,560,000	$4,578,696
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.384% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	6,750,000	6,762,224
AMMC CLO 30 Ltd. Series 2024-30A Class A1†	5.585% (3 mo. USD Term SOFR + 1.68%	)#	1/15/2037	1,050,000	1,051,898
AMMC CLO 30 Ltd. Series 2024-30A Class C†	6.555% (3 mo. USD Term SOFR + 2.65%	)#	1/15/2037	1,031,745	1,035,467
AMMC CLO 30 Ltd. Series 2024-30A Class D†	8.405% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	3,080,000	3,096,081
AMMC CLO 31 Ltd. Series 2025-31A Class D†	6.834% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,531,573
Anthelion CLO Ltd. Series 2025-1A Class D1†	7.969% (3 mo. USD Term SOFR + 3.65%	)#	7/20/2036	3,060,000	3,053,366
Apidos CLO LIV Ltd. Series 2025-54A Class A1†	5.472% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2038	8,000,000	8,020,456
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	9.608% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	151,290
Apidos CLO XXXIX Ltd. Series 2022-39A Class A1R†	5.40% (3 mo. USD Term SOFR + 1.23%	)#	10/21/2038	8,650,000	8,662,690
ARES LII CLO Ltd. Series 2019-52A Class DRR†	6.357% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2031	3,075,000	3,070,046
ARES Loan Funding IV Ltd. Series 2023-ALF4A Class ER†	9.905% (3 mo. USD Term SOFR + 6.00%	)#	10/15/2038	1,730,000	1,735,123
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.405% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	750,000	764,934
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.064% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	2,000,000	2,000,978
ARES LX CLO Ltd. Series 2021-60A Class B†	5.796% (3 mo. USD Term SOFR + 1.91%	)#	7/18/2034	3,250,000	3,257,121

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES LXIII CLO Ltd. Series 2022-63A Class A1R†	5.593% (3 mo. USD Term SOFR + 1.31%	)#	10/15/2038	$10,000,000	$10,010,580
ARES LXVIII CLO Ltd. Series 2023-68A Class ER†	9.858% (3 mo. USD Term SOFR + 6.00%	)#	7/25/2037	2,160,000	2,181,066
ARES XLIV CLO Ltd. Series 2017-44A Class CRR†	6.655% (3 mo. USD Term SOFR + 2.75%	)#	4/15/2034	5,350,000	5,355,831
Arini U.S. CLO I Ltd. Series 1A Class B†	6.155% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2038	4,150,000	4,205,216
Arini U.S. CLO I Ltd. Series 1A Class C†	6.805% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	9,300,000	9,448,279
Arini U.S. CLO III Ltd. Series 3A Class D†(a)	–	(c)	1/15/2039	2,920,000	2,926,982
ASP WHCO Partner 2 LP	6.529%	#(d)	3/29/2029	15,000,000	14,993,809	(b)
Atlantic Avenue Ltd. Series 2023-1A Class D1†	9.484% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	9,900,000	9,945,263
Atlantic Avenue Ltd. Series 2024-2A Class D†	8.634% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,008,147
Atlantic Avenue Ltd. Series 2024-3A Class C†	6.084% (3 mo. USD Term SOFR + 2.20%	)#	1/20/2035	6,500,000	6,520,059
Atlantic Avenue Ltd. Series 2025-4A Class D†	7.036% (3 mo. USD Term SOFR + 3.15%	)#	10/15/2038	11,000,000	11,021,802
Atlantic Avenue Ltd. Series 2025-4A Class E†	10.036% (3 mo. USD Term SOFR + 6.15%	)#	10/15/2038	4,000,000	4,013,664
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class A1†	5.864% (3 mo. USD Term SOFR + 1.98%	)#	1/20/2036	2,000,000	2,005,868
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class D†	9.634% (3 mo. USD Term SOFR + 5.75%	)#	1/20/2036	5,000,000	5,010,210
Atlas Senior Loan Fund XXV Ltd. Series 2025-25A Class SUB†	Zero Coupon	#(d)	7/20/2038	3,430,000	2,359,792
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.415% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	4,500,000	4,502,835

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	8.87% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	$13,170,000	$13,227,829
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.02% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	505,347
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	7.034% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,038,561
Ballyrock CLO 21 Ltd. Series 2022-21A Class DR†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	10/20/2037	2,500,000	2,480,040
Ballyrock CLO 22 Ltd. Series 2024-22A Class B†	6.255% (3 mo. USD Term SOFR + 2.35%	)#	4/15/2037	2,000,000	2,007,850
Barings CLO Ltd. Series 2023-1A Class A2R†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2038	1,000,000	1,003,047
Barings CLO Ltd. Series 2024-1A Class D†	7.884% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	2,500,000	2,513,535
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.424% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	6,200,000	6,204,080
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	6.984% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	3,500,000	3,525,627
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	8.034% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	1,000,000	1,007,153
Battalion CLO 18 Ltd. Series 2024-25A Class B†	6.084% (3 mo. USD Term SOFR + 2.20%	)#	3/13/2037	8,955,000	8,982,993
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	7/15/2031	13,280,000	13,290,226
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	6.934% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	5,035,205
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.234% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,256,256
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class A†	5.371% (3 mo. USD Term SOFR + 1.30%	)#	10/25/2038	8,000,000	8,033,384

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class B†	5.771% (3 mo. USD Term SOFR + 1.70%	)#	10/25/2038	$3,200,000	$3,210,829
Benefit Street Partners CLO Ltd. Series 2015-6BR Class BR†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	6,500,000	6,506,370
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1R3†	5.184% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	11,520,000	11,555,459
Benefit Street Partners CLO XX Ltd. Series 2020-20A Class ARR†	5.195% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2037	19,160,000	19,199,278
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,515,678
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class D†	8.108% (3 mo. USD Term SOFR + 4.25%	)#	1/25/2036	7,750,000	7,785,084
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero Coupon	#(d)	4/15/2038	4,000,000	3,767,932
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.208% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,005,556
Birch Grove CLO 11 Ltd. Series 2024-11A Class E†	9.657% (3 mo. USD Term SOFR + 5.80%	)#	1/22/2038	650,000	661,734
Birch Grove CLO 14 Ltd. Series 2025-14A Class D2†	9.08% (3 mo. USD Term SOFR + 4.75%	)#	7/22/2037	3,550,000	3,563,206
Birch Grove CLO 14 Ltd. Series 2025-14A Class E†	10.98% (3 mo. USD Term SOFR + 6.65%	)#	7/22/2037	5,000,000	5,070,115
Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R†	5.385% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	160,000	160,345
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.234% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	755,156
Birch Grove CLO 6 Ltd. Series 2023-6A Class A1R†	5.751% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2037	10,000,000	10,024,800
Birch Grove CLO Ltd. Series 19A Class A1RR†	5.472% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	5,270,000	5,286,105

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Black Diamond CLO Ltd. Series 2022-1A Class B†	6.708% (3 mo. USD Term SOFR + 2.85%	)#	10/25/2035	$2,000,000	$2,009,452
Black Diamond CLO Ltd. Series 2024-1A Class B†	5.878% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	8,026,024
Black Diamond CLO Ltd. Series 2025-1A Class B†	6.055% (3 mo. USD Term SOFR + 2.15%	)#	7/15/2038	7,000,000	7,042,553
Black Diamond CLO Ltd. Series 2025-1A Class C1†	6.305% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2038	10,000,000	10,046,280
Brant Point CLO Ltd. Series 2023-1A Class D1R†	7.358% (3 mo. USD Term SOFR + 3.50%	)#	7/26/2038	1,200,000	1,203,198
Brant Point CLO Ltd. Series 2023-1A Class ER†	10.958% (3 mo. USD Term SOFR + 7.10%	)#	7/26/2038	2,500,000	2,546,442
Brant Point CLO Ltd. Series 2024-3A Class C†	6.754% (3 mo. USD Term SOFR + 2.55%	)#	2/20/2037	2,000,000	2,007,300
Brant Point CLO Ltd. Series 2024-4A Class C†	6.334% (3 mo. USD Term SOFR + 2.45%	)#	7/20/2037	1,300,000	1,307,285
Brant Point CLO Ltd. Series 2024-6A Class D1†	7.105% (3 mo. USD Term SOFR + 3.20%	)#	1/15/2038	5,000,000	4,979,565
Brant Point CLO Ltd. Series 2025-7A Class D1†	7.529% (3 mo. USD Term SOFR + 3.20%	)#	7/25/2038	6,000,000	6,033,024
Bridge Street CLO IV Ltd. Series 2024-1A Class E†	10.874% (3 mo. USD Term SOFR + 6.99%	)#	4/20/2037	3,000,000	3,021,009
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.234% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	2,730,000	2,732,730
Bryant Park Funding Ltd. Series 2023-20A Class BR†	5.805% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	8,450,000	8,480,868
Bryant Park Funding Ltd. Series 2023-20A Class ER†	10.655% (3 mo. USD Term SOFR + 6.75%	)#	4/15/2038	7,750,000	7,951,353
Bryant Park Funding Ltd. Series 2024-22A Class E†	11.035% (3 mo. USD Term SOFR + 7.13%	)#	4/15/2037	2,500,000	2,550,142

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bryant Park Funding Ltd. Series 2024-23A Class D1†	8.061% (3 mo. USD Term SOFR + 3.85%	)#	5/15/2037	$400,000	$402,476
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,001,965
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	9,298,712	9,171,063
Cajun Global LLC Series 2025-2A Class A2†(a)	5.912%		11/20/2055	6,925,000	6,917,355
Canyon CLO Ltd. Series 2021-4A Class CR†	5.705% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2034	7,000,000	7,016,975
Canyon CLO Ltd. Series 2023-2A Class B†	5.955% (3 mo. USD Term SOFR + 2.05%	)#	5/15/2037	540,000	541,644
Capital Four U.S. CLO II Ltd. Series 2022-1A Class C1R†	7.134% (3 mo. USD Term SOFR + 3.25%	)#	1/20/2037	2,500,000	2,514,710
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A2R3†	5.134% (3 mo. USD Term SOFR + 1.25%	)#	7/20/2032	10,980,000	10,989,981
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class BR3†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2032	5,850,000	5,856,768
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A2R4†(a)	–	(c)	1/20/2032	10,365,000	10,370,431
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.454% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,013,230
Carlyle U.S. CLO Ltd. Series 2021-4A Class A2†	5.546% (3 mo. USD Term SOFR + 1.66%	)#	4/20/2034	3,700,000	3,703,293
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	6,350,000	6,386,659
Carlyle U.S. CLO Ltd. Series 2023-3A Class ER†	9.305% (3 mo. USD Term SOFR + 5.40%	)#	10/15/2040	7,080,000	7,131,939
Carlyle U.S. CLO Ltd. Series 2023-5A Class E†	11.758% (3 mo. USD Term SOFR + 7.90%	)#	1/27/2036	2,000,000	2,029,716
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	10.825% (3 mo. USD Term SOFR + 6.92%	)#	4/15/2037	1,200,000	1,213,213

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	$6,000,000	$5,965,164
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.708% (3 mo. USD Term SOFR + 1.85%	)#	4/25/2034	6,000,000	5,996,220
CBAM Ltd. Series 2018-5A Class CR†	6.112% (3 mo. USD Term SOFR + 2.00%	)#	10/17/2038	7,000,000	7,018,256
CBAMR Ltd. Series 2018-8A Class DR†	7.905% (3 mo. USD Term SOFR + 4.00%	)#	7/15/2037	9,750,000	9,815,403
CBAMR Ltd. Series 2019-9A Class DR†	8.055% (3 mo. USD Term SOFR + 4.15%	)#	7/15/2037	11,000,000	11,106,337
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	3,950,000	3,973,056
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	8,375,000	8,488,846
CIFC Funding Ltd. Series 2013-3RA Class A2R†	5.065% (3 mo. USD Term SOFR + 1.20%	)#	4/24/2031	8,000,000	7,987,840
CIFC Funding Ltd. Series 2022-5A Class ER†	10.244% (3 mo. USD Term SOFR + 6.35%	)#	1/16/2037	2,000,000	2,026,446
CIFC Funding Ltd. Series 2022-6A Class BR†	5.644% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,009,508
CIFC Funding Ltd. Series 2023-3A Class C†	6.534% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	627,751
CIFC Funding Ltd. Series 2023-3A Class D†	8.134% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,001,279
CIFC Funding Ltd. Series 2024-3A Class A1†	5.35% (3 mo. USD Term SOFR + 1.48%	)#	7/21/2037	4,320,000	4,339,833
CIFC Funding Ltd. Series 2024-4A Class A†	5.244% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,002,131
Clover CLO LLC Series 2018-1A Class D1RR†	7.334% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,456,203
Columbia Cent CLO 33 Ltd. Series 2024-33A Class A1†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	2,100,000	2,104,960

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Columbia Cent CLO 33 Ltd. Series 2024-33A Class C1†	6.584% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	$2,000,000	$2,010,364
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	7.158% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,003,810
CQS U.S. CLO 5 Ltd. Series 2025-5A Class D1†(a)	–	(c)	1/17/2039	2,000,000	2,004,784
CQS U.S. CLO Ltd. Series 2023-3A Class D†	8.058% (3 mo. USD Term SOFR + 4.20%	)#	1/25/2037	1,235,000	1,240,829
CQS U.S. CLO Ltd. Series 2025-4A Class D1†	7.772% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2036	3,000,000	3,004,710
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	4,920,727	4,951,890
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	5,500,000	5,531,310
Crown City CLO I Series 2020-1A Class D1RR†	7.163% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2038	9,000,000	9,050,742
Crown City CLO IV Series 2022-4A Class B1R†	6.684% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2037	3,000,000	3,020,442
Crown City CLO V Series 2023-5A Class A1R†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	5,300,000	5,318,932
Crown City CLO V Series 2023-5A Class BR†	6.484% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2037	2,000,000	2,009,944
Crown City CLO V Series 2023-5A Class C1AR†	7.984% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	6,250,000	6,282,800
Crown City CLO VI Series 2024-6A Class D1†	7.405% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	2,750,000	2,767,740
CTM CLO Ltd. Series 2025-1A Class C†	6.685% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	13,080,000	13,135,773
CTM CLO Ltd. Series 2025-1A Class D1†	7.835% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2038	2,000,000	2,003,714
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	5,725,000	5,758,560

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Danby Park CLO Ltd. Series 2022-1A Class B1R†	5.57% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	$1,250,000	$1,255,989
Davis Park CLO Ltd. Series 2022-1A Class ER†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	9,000,000	9,033,264
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	4,740,000	4,826,980
Diameter Capital CLO 12 Ltd. Series 2025-12A Class A†(a)	–	(c)	10/20/2038	8,650,000	8,654,507
Diameter Capital CLO 2 Ltd. Series 2021-2A Class A2R†	5.705% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2037	2,000,000	2,008,906
Diameter Capital CLO 6 Ltd. Series 2024-6A Class C2†	8.905% (3 mo. USD Term SOFR + 5.00%	)#	4/15/2037	3,500,000	3,533,183
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049	4,195,612	4,161,805
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	2,385,000	2,378,391
Dryden 104 CLO Ltd. Series 2022-104A Class BR†	5.954% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2034	2,000,000	2,001,290
Dryden 115 CLO Ltd. Series 2024-115A Class B†	5.884% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,099,834
Dryden 130 CLO Ltd. Series 2025-130A Class B†	5.994% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	4,800,000	4,812,154
Dryden 53 CLO Ltd. Series 2017-53A Class BR†	5.205% (3 mo. USD Term SOFR + 1.30%	)#	1/15/2031	2,070,000	2,071,217
Dryden 80 CLO Ltd. Series 2019-80A Class CRR†	5.732% (3 mo. USD Term SOFR + 1.85%	)#	1/17/2033	9,500,000	9,507,429
Dryden 83 CLO Ltd. Series 2020-83A Class B1R†	5.834% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	3,355,000	3,366,055
Dryden 83 CLO Ltd. Series 2020-83A Class D1R†	7.584% (3 mo. USD Term SOFR + 3.70%	)#	4/18/2037	1,500,000	1,510,477
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.415% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	2,500,000	2,506,237
Elara HGV Timeshare Issuer LLC Series 2025-A Class D†	6.91%		1/25/2040	3,818,012	3,814,793

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Eldridge CLO Ltd. Series 2025-1A Class B†(a)	–	(c)	10/20/2038		$3,000,000	$3,004,494
Elmwood CLO I Ltd. Series 2019-1A Class CRR†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	4/20/2037		1,000,000	1,004,245
Elmwood CLO I Ltd. Series 2019-1A Class DRR†	7.634% (3 mo. USD Term SOFR + 3.75%	)#	4/20/2037		2,300,000	2,316,650
Elmwood CLO IV Ltd. Series 2020-1A Class CR†	6.184% (3 mo. USD Term SOFR + 2.30%	)#	4/18/2037		1,100,000	1,105,133
Empower CLO Ltd. Series 2023-1A Class D1R†	7.708% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2038		4,000,000	4,077,224
Empower CLO Ltd. Series 2023-3A Class D1†	9.034% (3 mo. USD Term SOFR + 5.15%	)#	1/20/2037		1,800,000	1,813,874
Empower CLO Ltd. Series 2023-3A Class E†	11.704% (3 mo. USD Term SOFR + 7.82%	)#	1/20/2037		1,800,000	1,815,154
Empower CLO Ltd. Series 2024-2A Class A1†	5.425% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,003,274
Empower CLO Ltd. Series 2024-2A Class E†	9.955% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	100,425
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	17,700,000	12,834,459
Fortress Credit BSL X Ltd. Series 2021-1A Class CR†	5.964% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2033		$14,450,000	14,477,542
Galaxy 31 CLO Ltd. Series 2023-31A Class DR†	7.105% (3 mo. USD Term SOFR + 3.20%	)#	7/15/2038		4,000,000	4,006,632
Garnet CLO Ltd. Series 2025-1A Class A†	5.77% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2037		10,000,000	10,030,470
Garnet CLO Ltd. Series 2025-1A Class B†	6.17% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037		18,100,000	18,175,549
Generate CLO 13 Ltd. Series 2023-13A Class A1†	5.67% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2037		4,950,000	4,968,706

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.599% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2038	$6,000,000	$6,021,810
Generate CLO 6 Ltd. Series 6A Class AR2†	5.257% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037	1,000,000	1,002,214
Golub Capital Partners 48 LP Series 2020-48A Class CR†	6.182% (3 mo. USD Term SOFR + 2.30%	)#	4/17/2038	2,200,000	2,224,750
Golub Capital Partners CLO 37B Ltd. Series 2017-19RA Class D1R3†	6.59% (3 mo. USD Term SOFR + 2.70%	)#	10/20/2036	3,050,000	3,054,874
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class A2R†	6.609% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2036	3,575,000	3,589,536
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class CR†	8.059% (3 mo. USD Term SOFR + 4.20%	)#	1/20/2036	8,750,000	8,788,964
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class A2R†	5.867% (3 mo. USD Term SOFR + 1.60%	)#	7/25/2038	2,000,000	2,000,982
Golub Capital Partners CLO 72 B Ltd. Series 2024-72A Class AJ†	5.608% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	18,000,000	18,028,566
Gracie Point International Funding LLC Series 2023-2A Class B†	8.356% (90 day USD SOFR Average + 4.00%	)#	3/1/2027	1,000,000	1,004,213
Gracie Point International Funding LLC Series 2025-1A Class A†	5.815% (30 day USD SOFR Average + 1.50%	)#	8/15/2028	10,195,000	10,200,379
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	6,275,000	6,429,939
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.682% (3 mo. USD Term SOFR + 1.80%	)#	4/17/2034	5,800,000	5,796,943
Greywolf CLO IV Ltd. Series 2019-1A Class B1R2†	6.082% (3 mo. USD Term SOFR + 2.20%	)#	4/17/2034	2,500,000	2,498,517
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	6.044% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	250,000	250,587
Halsey Point CLO I Ltd. Series 2019-1A Class CR†	6.234% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,900,000	1,911,096

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.318% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	$7,687,000	$7,717,510
HalseyPoint CLO 3 Ltd. Series 2020-3A Class D1R†	8.138% (3 mo. USD Term SOFR + 4.30%	)#	7/30/2037	2,500,000	2,520,532
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A1R†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2038	20,000,000	20,103,240
Harvest U.S. CLO Ltd. Series 2024-1A Class D†	8.384% (3 mo. USD Term SOFR + 4.50%	)#	4/18/2037	6,500,000	6,531,031
Harvest U.S. CLO Ltd. Series 2024-1A Class E†	11.304% (3 mo. USD Term SOFR + 7.42%	)#	4/18/2037	7,250,000	7,375,186
Harvest U.S. CLO Ltd. Series 2024-3A Class E†	10.584% (3 mo. USD Term SOFR + 6.70%	)#	1/18/2038	3,000,000	3,035,598
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.662% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	7,500,000	7,544,520
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	8.119% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	3,410,000	3,434,409
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.51% (3 mo. USD Term SOFR + 1.65%	)#	1/23/2035	10,900,000	10,908,829
HPS Loan Management Ltd. Series 2023-18A Class ER†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2039	2,000,000	2,008,578
HPS Loan Management Ltd. Series 2024-19A Class B2†	6.155% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2037	9,750,000	9,778,275
HPS Loan Management Ltd. Series 2024-19A Class E†	10.905% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	5,000,000	5,045,070
ICG U.S. CLO I Ltd. Series 2023-1A Class ER†	10.884% (3 mo. USD Term SOFR + 7.00%	)#	7/18/2038	6,500,000	6,595,829
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	5,000,000	5,010,525
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.508% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	2,250,000	2,268,495

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ICG U.S. CLO Ltd. Series 2025-1A Class D1†	7.12% (3 mo. USD Term SOFR + 3.15%	)#	7/25/2038	$8,250,000	$8,276,969
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.227% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,756,092
Invesco U.S. CLO Ltd. Series 2024-2A Class D†	7.505% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2037	3,750,000	3,780,495
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.434% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	750,000	755,542
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	6,910,000	6,990,372
Katayma CLO I Ltd. Series 2023-1A Class A1†	5.884% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2036	2,000,000	2,005,772
Katayma CLO II Ltd. Series 2024-2A Class D†	8.384% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	7,020,000	7,096,076
Katayma CLO II Ltd. Series 2024-2A Class E†	11.214% (3 mo. USD Term SOFR + 7.33%	)#	4/20/2037	500,000	509,045
KKR CLO 18 Ltd. Series 18 Class BR2†	5.691% (3 mo. USD Term SOFR + 1.55%	)#	10/18/2035	10,000,000	10,022,520
KKR CLO 18 Ltd. Series 18 Class CR2†	5.991% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2035	4,500,000	4,505,562
KKR CLO 23 Ltd. Series 23 Class CR†	5.784% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,251,200
KKR CLO 28 Ltd. Series 28A Class AR2†	4.991% (3 mo. USD Term SOFR + 1.12%	)#	2/9/2035	7,050,000	7,053,687
KKR CLO 36 Ltd. Series 36A Class BR†	5.655% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2034	1,250,000	1,251,248
KKR CLO 36 Ltd. Series 36A Class CR†	5.855% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2034	9,120,000	9,147,971
KKR CLO 42 Ltd. Series 42A Class BR†	5.534% (3 mo. USD Term SOFR + 1.65%	)#	7/20/2034	9,500,000	9,518,145

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 42 Ltd. Series 42A Class CR†	5.784% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2034	$6,100,000	$6,096,023
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.405% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	1,510,000	1,539,694
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.734% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	4,300,000	4,315,020
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.225% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,008,952
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.405% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	250,000	255,386
KKR CLO 61 Ltd. Series 2025-61A Class A2†	6.115% (3 mo. USD Term SOFR + 1.82%	)#	7/15/2037	5,000,000	5,008,465
KKR CLO 61 Ltd. Series 2025-61A Class B†	6.245% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2037	12,480,000	12,486,502
KKR CLO 61 Ltd. Series 2025-61A Class D1†	8.145% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037	2,980,000	2,995,794
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	5.355% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029	439,100	439,375
LCM 33 Ltd. Series 33A Class BR†	5.684% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2034	5,000,000	5,007,625
LCM 34 Ltd. Series 34A Class C†	6.146% (3 mo. USD Term SOFR + 2.26%	)#	10/20/2034	3,200,000	3,216,416
Lendmark Funding Trust Series 2025-1A Class E†	8.91%		9/20/2034	5,000,000	5,190,142
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.508% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	6,360,000	6,406,174
Madison Park Funding LXI Ltd. Series 2023-61A Class B†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	1/20/2037	3,300,000	3,315,883
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	5.644% (3 mo. USD Term SOFR + 1.75%	)#	7/16/2038	5,200,000	5,223,036

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding LXVII Ltd. Series 2024-67A Class A2†	5.563% (3 mo. USD Term SOFR + 1.71%	)#	4/25/2037	$3,000,000	$3,004,878
Madison Park Funding LXXIII Ltd. Series 2025-73A Class C†	5.863% (3 mo. USD Term SOFR + 1.90%	)#	10/17/2038	8,750,000	8,782,847
Madison Park Funding XLII Ltd. Series 13A Class CR2†	5.855% (3 mo. USD Term SOFR + 1.70%	)#	11/21/2030	6,500,000	6,512,467
Magnetite XXXV Ltd. Series 2022-35A Class DR†	7.858% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	250,761
Man U.S. CLO Ltd. Series 2024-1A Class D1†(a)	7.834% (3 mo. USD Term SOFR + 3.95%	)#	7/20/2037	1,500,000	1,512,354
Marathon CLO 14 Ltd. Series 2019-2A Class A2A†	6.606% (3 mo. USD Term SOFR + 2.72%	)#	1/20/2033	1,000,000	1,005,140
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.46% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	6,390,000	6,393,163
Marble Point CLO XXII Ltd. Series 2021-2A Class BR†	5.558% (3 mo. USD Term SOFR + 1.70%	)#	7/25/2034	4,800,000	4,807,224
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	7,784,000	8,002,329
Mariner Finance Issuance Trust Series 2025-AA Class E†	8.64%		5/20/2038	5,325,000	5,468,903
MidOcean Credit CLO XII Ltd. Series 2023-12A Class ERR†	10.384% (3 mo. USD Term SOFR + 6.50%	)#	7/18/2038	740,000	743,645
MidOcean Credit CLO XV Ltd. Series 2024-15A Class B†	5.82% (3 mo. USD Term SOFR + 1.95%	)#	7/21/2037	1,000,000	1,003,439
MidOcean Credit CLO XV Ltd. Series 2024-15A Class E†	10.12% (3 mo. USD Term SOFR + 6.25%	)#	7/21/2037	2,750,000	2,773,116
Mountain View CLO LLC Series 2016-1A Class CR2†	6.262% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	3,250,000	3,258,603
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.538% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	4,000,000	4,005,800

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	$5,630,000	$5,631,599
Navesink CLO 3 Ltd. Series 2025-3A Class C1†	6.624% (3 mo. USD Term SOFR + 2.30%	)#	7/15/2037	5,400,000	5,403,229
Navesink CLO 4 Ltd. Series 2025-4A Class E†(a)	–	(c)	10/15/2037	4,420,000	4,431,050
Neuberger Berman CLO 32R Ltd. Series 2019-32RA Class A†	5.639% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2039	26,000,000	26,039,494
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class ER3†	10.607% (3 mo. USD Term SOFR + 6.75%	)#	7/22/2038	1,000,000	1,012,859
Neuberger Berman CLO XXII Ltd. Series 2016-22A Class CR2†	6.332% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2038	2,000,000	2,010,444
Neuberger Berman Loan Advisers CLO 28 Ltd. Series 2018-28A Class ER†	10.834% (3 mo. USD Term SOFR + 6.95%	)#	10/20/2038	2,000,000	2,042,060
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class D1R2†	6.734% (3 mo. USD Term SOFR + 2.85%	)#	7/20/2039	5,000,000	5,026,320
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.11% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	4,750,000	4,752,085
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2†	5.557% (3 mo. USD Term SOFR + 1.70%	)#	4/22/2038	14,000,000	14,030,100
NGC CLO 2 Ltd. Series 2025-2A Class C1†	6.084% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	7,000,000	7,022,393
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.434% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	4,700,000	4,707,581
NGC Ltd. Series 2024-1A Class D1†	8.084% (3 mo. USD Term SOFR + 4.20%	)#	7/20/2037	4,000,000	4,040,324
Northwoods Capital 22 Ltd. Series 2020-22A Class DRR†	8.971% (3 mo. USD Term SOFR + 4.95%	)#	9/16/2031	5,360,000	5,431,133
Oaktree CLO Ltd. Series 2021-2A Class D2R†	7.405% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	2,000,000	1,987,322

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Oaktree CLO Ltd. Series 2022-2A Class A2R2†	5.475% (3 mo. USD Term SOFR + 1.57%	)#	10/15/2037	$6,000,000	$6,004,272
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.405% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,507,695
Oaktree CLO Ltd. Series 2023-2A Class A1R†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2038	10,000,000	10,028,860
Ocean Trails CLO XV Ltd. Series 2024-15A Class C†	6.755% (3 mo. USD Term SOFR + 2.85%	)#	1/15/2037	5,000,000	5,020,505
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1†	8.605% (3 mo. USD Term SOFR + 4.70%	)#	1/15/2037	7,800,000	7,878,796
Ocean Trails CLO XVII Ltd. Series 2025-17A Class D1†	1.00% (3 mo. USD Term SOFR + 3.10%	)#	3/20/2038	3,050,000	3,057,274
OCP CLO Ltd. Series 2019-17A Class BR2†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,750,000	1,755,175
OCP CLO Ltd. Series 2024-31A Class D†	7.834% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	1,000,000	1,008,703
OCP CLO Ltd. Series 2024-32A Class E†	10.62% (3 mo. USD Term SOFR + 6.76%	)#	4/23/2037	5,000,000	5,063,335
OCP CLO Ltd. Series 2024-33A Class A2†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	12,000,000	12,024,852
Octagon 66 Ltd. Series 2022-1A Class DR†	9.275% (3 mo. USD Term SOFR + 5.09%	)#	11/16/2036	3,000,000	3,013,635
OFSI BSL CLO XIII Ltd. Series 2024-13A Class D1†	8.384% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	5,000,000	5,051,260
OFSI BSL XIV CLO Ltd. Series 2024-14A Class D1†	7.734% (3 mo. USD Term SOFR + 3.85%	)#	7/20/2037	3,750,000	3,772,695
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	7.634% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	10,000,000	10,037,240
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.184% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	1,720,000	1,730,549

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OHA Credit Funding 18 Ltd. Series 2024-18A Class A1†	5.384% (3 mo. USD Term SOFR + 1.50%	)#	4/20/2037	$10,300,000	$10,343,435
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.334% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,760,000	1,771,516
OHA Credit Partners XVII Ltd. Series 2024-17A Class A†	5.204% (3 mo. USD Term SOFR + 1.32%	)#	1/18/2038	3,423,000	3,430,089
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	13,383,000	13,735,128
Orion CLO Ltd. Series 2023-1A Class E†	11.758% (3 mo. USD Term SOFR + 7.90%	)#	10/25/2036	1,000,000	1,017,101
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	4,508,965	4,494,844
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	6,950,000	7,020,618
Palmer Square CLO Ltd. Series 2018-2A Class BR†	6.394% (3 mo. USD Term SOFR + 2.50%	)#	4/16/2037	5,000,000	5,026,270
Palmer Square CLO Ltd. Series 2020-3A Class A1R2†	5.861% (3 mo. USD Term SOFR + 1.65%	)#	11/15/2036	3,420,000	3,424,856
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,504,680
Parallel Ltd. Series 2023-1A Class A1R†	5.274% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	5,720,000	5,732,870
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.304% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,079,159
Park Blue CLO Ltd. Series 2023-3A Class A1R†	5.364% (3 mo. USD Term SOFR + 1.48%	)#	4/20/2037	4,000,000	4,012,756
Park Blue CLO Ltd. Series 2023-3A Class D1R†	7.384% (3 mo. USD Term SOFR + 3.50%	)#	4/20/2038	12,250,000	12,265,790
Pikes Peak CLO 16 Ltd. Series 2024-16A Class A1†	5.318% (3 mo. USD Term SOFR + 1.46%	)#	7/25/2037	1,900,000	1,904,539
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.32% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,906,080

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.685% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	$6,250,000	$6,247,087
POLUS U.S. CLO I Ltd. Series 2024-1A Class C†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	2,800,000	2,812,676
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.224% (3 mo. USD Term SOFR + 7.34%	)#	10/20/2037	2,000,000	2,030,214
Post CLO Ltd. Series 2018-1A Class ER†	11.574% (3 mo. USD Term SOFR + 7.68%	)#	10/16/2037	1,000,000	1,024,719
Post CLO Ltd. Series 2021-1A Class BR†	5.505% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	10,009,700
Post CLO Ltd. Series 2024-1A Class B†	5.984% (3 mo. USD Term SOFR + 2.10%	)#	4/20/2037	5,000,000	5,017,490
Post CLO Ltd. Series 2024-1A Class C†	6.384% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	5,000,000	5,023,640
Post CLO VI Ltd. Series 2024-2A Class C†	5.984% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	1,000,000	1,003,660
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	5,350,000	5,427,014
PPM CLO 6-R Ltd. Series 2022-6RA Class BR†	6.634% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2037	5,000,000	5,022,855
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.455% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,025,155
Rad CLO 6 Ltd. Series 2019-6A Class A1R†	5.274% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	2,630,000	2,637,214
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	650,050	651,638
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.442% (3 mo. USD Term SOFR + 1.34%	)#	7/25/2038	5,000,000	5,013,700
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	5.655% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,507,620
Republic Finance Issuance Trust Series 2024-A Class D†	9.49%		8/20/2032	6,200,000	6,436,645

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Republic Finance Issuance Trust Series 2024-B Class C†	6.60%		11/20/2037	$2,000,000	$2,032,774
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	10,115,000	10,362,941
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	6.105% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,264,186
Rockford Tower CLO Ltd. Series 2024-1A Class E†	11.364% (3 mo. USD Term SOFR + 7.48%	)#	4/20/2037	2,500,000	2,538,955
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.505% (3 mo. USD Term SOFR + 5.60%	)#	3/31/2038	2,570,000	2,533,663
Rockland Park CLO Ltd. Series 2021-1A Class ER†	9.584% (3 mo. USD Term SOFR + 5.70%	)#	7/20/2038	5,000,000	4,982,680
RR 28 Ltd. Series 2024-28RA Class DR†	10.905% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	500,000	507,788
RR 34 Ltd. Series 2024-34RA Class DR†	9.405% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,007,369
RR 5 Ltd. Series 2018-5A Class A1R†	5.405% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,004,914
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	7.838% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,628,679
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class B†	5.784% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2038	3,000,000	3,018,330
Sagard-Halseypoint CLO 9 Ltd. Series 2025-9A Class C1†	6.034% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2038	1,000,000	1,005,379
Sandstone Peak II Ltd. Series 2023-1A Class A1R†	5.294% (3 mo. USD Term SOFR + 1.41%	)#	7/20/2038	10,000,000	10,051,650
Sandstone Peak II Ltd. Series 2023-1A Class D1R†	7.184% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2038	5,000,000	5,028,060
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.488% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	3,500,000	3,512,547

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sandstone Peak III Ltd. Series 2024-1A Class D1†	7.708% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2037	$1,780,000	$1,794,457
Sandstone Peak Ltd. Series 2021-1A Class B1R†	5.735% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,251,250
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class BR†	5.954% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2037	3,000,000	3,004,116
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class CR†	6.354% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	5,750,000	5,763,346
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class D1R†	7.604% (3 mo. USD Term SOFR + 3.65%	)#	10/20/2037	4,000,000	3,983,960
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,286,902
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,961,565	4,909,670
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	1,870,281	1,887,715
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R†	5.408% (3 mo. USD Term SOFR + 1.55%	)#	4/25/2037	4,600,000	4,616,500
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.718% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	5,135,000	5,160,690
Silver Point CLO 10 Ltd. Series 2025-10A Class B†	6.068% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2038	4,500,000	4,514,463
Silver Point CLO 4 Ltd. Series 2024-4A Class A1†	5.535% (3 mo. USD Term SOFR + 1.63%	)#	4/15/2037	20,320,000	20,365,618
Silver Point CLO 4 Ltd. Series 2024-4A Class D†	8.005% (3 mo. USD Term SOFR + 4.10%	)#	4/15/2037	900,000	907,137
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	10.205% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	3,550,000	3,603,041
Silver Point CLO 9 Ltd. Series 2025-9A Class A1†	5.808% (3 mo. USD Term SOFR + 1.52%	)#	3/31/2038	11,500,000	11,541,779
Silver Point CLO 9 Ltd. Series 2025-9A Class D1†	7.888% (3 mo. USD Term SOFR + 3.60%	)#	3/31/2038	2,500,000	2,516,737

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%	)#	3/31/2038	$2,000,000	$2,044,504
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	5.684% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	2,380,950	2,383,350
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.235% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,505,966
Sixth Street CLO XVI Ltd. Series 2020-16A Class DR†	8.534% (3 mo. USD Term SOFR + 4.65%	)#	1/20/2037	3,000,000	3,022,194
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	11.304% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	5,000,000	5,031,570
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.24% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,506,109
Sixth Street CLO XXII Ltd. Series 2023-22A Class BR†	5.42% (3 mo. USD Term SOFR + 1.55%	)#	4/21/2038	4,000,000	3,996,144
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.503% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	5,000,000	5,002,911
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	6.905% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	11,000,000	11,124,476
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	4,455,286	4,509,293
Stream Innovations Issuer Trust Series 2025-1A Class A†	5.05%		9/15/2045	4,899,688	4,942,534
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	7,170,000	7,203,908
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.274% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	5,550,000	5,566,500
Sycamore Tree CLO Ltd. Series 2023-2A Class BR†	6.234% (3 mo. USD Term SOFR + 2.35%	)#	1/20/2037	3,000,000	3,008,550
Sycamore Tree CLO Ltd. Series 2023-2A Class ER†	11.564% (3 mo. USD Term SOFR + 7.68%	)#	1/20/2037	6,000,000	6,073,020
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	6.034% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	7,410,000	7,447,191

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.134% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	$5,750,000	$5,779,342
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	8.134% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	1,010,000	1,010,051
Sycamore Tree CLO Ltd. Series 2025-6A Class B†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	2,550,000	2,552,068
Sycamore Tree CLO Ltd. Series 2025-7A Class E†	9.782% (3 mo. USD Term SOFR + 5.50%	)#	8/28/2038	5,000,000	4,970,930
TCW CLO Ltd. Series 2024-1A Class AJ†	5.694% (3 mo. USD Term SOFR + 1.80%	)#	1/16/2037	6,000,000	6,009,534
Tikehau U.S. CLO III Ltd. Series 2022-2A Class C1R†	7.084% (3 mo. USD Term SOFR + 3.20%	)#	1/20/2036	5,450,000	5,478,760
TPG CLO Ltd. Series 2025-1A Class D1†	7.498% (3 mo. USD Term SOFR + 3.35%	)#	7/15/2038	5,550,000	5,581,729
Trestles CLO V Ltd. Series 2021-5A Class CR†	6.134% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	9,250,000	9,269,147
Trimaran CAVU Ltd. Series 2022-1A Class ER†	10.777% (3 mo. USD Term SOFR + 6.92%	)#	10/22/2037	1,750,000	1,766,214
Trimaran CAVU Ltd. Series 2024-1A Class E†	10.108% (3 mo. USD Term SOFR + 6.25%	)#	1/25/2038	4,400,000	4,459,506
Trinitas CLO XIV Ltd. Series 2020-14A Class CR2†	5.958% (3 mo. USD Term SOFR + 2.10%	)#	1/25/2034	1,700,000	1,705,353
Trinitas CLO XVI Ltd. Series 2021-16A Class B1R†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2034	9,000,000	9,007,740
Trinitas CLO XX Ltd. Series 2022-20A Class D1R†	6.884% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2035	5,000,000	4,977,830
Trinitas CLO XXII Ltd. Series 2023-22A Class ER†	9.884% (3 mo. USD Term SOFR + 6.00%	)#	3/20/2038	2,000,000	2,000,766
Trinitas CLO XXIV Ltd. Series 2024-24A Class C†	6.608% (3 mo. USD Term SOFR + 2.75%	)#	4/25/2037	9,450,000	9,505,538

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	7.958% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	$1,840,000	$1,860,671
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.35% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,250,430
Trinitas CLO XXIX Ltd. Series 2024-29A Class C†	6.21% (3 mo. USD Term SOFR + 2.35%	)#	7/23/2037	4,530,000	4,566,548
Trinitas CLO XXIX Ltd. Series 2024-29A Class E†	10.36% (3 mo. USD Term SOFR + 6.50%	)#	7/23/2037	6,250,000	6,300,094
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	9,750,000	9,837,740
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.584% (3 mo. USD Term SOFR + 3.70%	)#	7/20/2038	1,750,000	1,778,875
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	10.634% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	5,000,000	5,097,845
Trinitas CLO XXVII Ltd. Series 2024-27A Class B†	6.084% (3 mo. USD Term SOFR + 2.20%	)#	4/18/2037	500,000	502,422
Trinitas CLO XXVII Ltd. Series 2024-27A Class C1†	6.684% (3 mo. USD Term SOFR + 2.80%	)#	4/18/2037	1,376,189	1,383,271
Trinitas CLO XXVII Ltd. Series 2024-27A Class D1†	8.184% (3 mo. USD Term SOFR + 4.30%	)#	4/18/2037	1,230,000	1,246,605
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	5.958% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	1,000,000	1,004,553
Trinitas CLO XXVIII Ltd. Series 2024-28A Class D†	7.858% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	2,150,000	2,166,205
Trinitas CLO XXXII Ltd. Series 2025-32A Class E†	10.072% (3 mo. USD Term SOFR + 5.80%	)#	7/23/2038	7,500,000	7,533,585
Trinitas CLO XXXIV Ltd. Series 2025-34A Class D1†	7.857% (3 mo. USD Term SOFR + 4.00%	)#	4/22/2038	250,000	252,732
Venture 48 CLO Ltd. Series 2023-48A Class B1†	6.634% (3 mo. USD Term SOFR + 2.75%	)#	10/20/2036	9,000,000	9,007,749

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Verdant Receivables LLC Series 2024-1A Class D†	7.23%		12/12/2031	$1,550,000	$1,618,069
Verdant Receivables LLC Series 2025-1A Class D†	6.49%		5/12/2033	2,750,000	2,833,979
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	6,847,259	6,872,901
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.534% (3 mo. USD Term SOFR + 1.65%	)#	4/20/2034	5,700,000	5,702,702
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	8.884% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	2,920,000	2,948,531
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.505% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2036	3,250,000	3,256,331
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.334% (3 mo. USD Term SOFR + 1.45%	)#	10/20/2031	4,055,000	4,061,727
Voya CLO Ltd. Series 2015-3A Class BR4†	5.684% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2031	18,000,000	18,038,520
Voya CLO Ltd. Series 2023-1A Class C†	6.734% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	4,730,000	4,751,025
Voya CLO Ltd. Series 2024-1A Class E†	10.555% (3 mo. USD Term SOFR + 6.65%	)#	4/15/2037	6,000,000	6,075,660
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	8.384% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	2,670,000	2,692,695
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A1†	5.244% (3 mo. USD Term SOFR + 1.36%	)#	1/20/2038	3,000,000	3,006,582
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	3,000,000	3,002,745
Warwick Capital CLO 6 Ltd. Series 2025-6A Class E†	10.101% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	6,000,000	6,130,056
Warwick Capital CLO 7 Ltd. Series 2025-7A Class SUB†	Zero Coupon	#(d)	10/21/2038	2,000,000	1,768,850
Wellfleet CLO Ltd. Series 2020-1A Class BRR†	5.705% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2033	9,120,000	9,138,696

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wellfleet CLO Ltd. Series 2021-2A Class CR†	6.105% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2034	$13,900,000	$13,964,746
Wellington Management CLO 2 Ltd. Series 2024-2A Class A†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037	3,300,000	3,306,151
Wellington Management CLO 2 Ltd. Series 2024-2A Class E†	10.784% (3 mo. USD Term SOFR + 6.90%	)#	4/20/2037	500,000	506,160
Whitebox CLO IV Ltd. Series 2023-4A Class A2R†	5.684% (3 mo. USD Term SOFR + 1.80%	)#	4/20/2036	16,000,000	16,037,728
Whitebox CLO IV Ltd. Series 2023-4A Class ER†	10.364% (3 mo. USD Term SOFR + 6.48%	)#	4/20/2036	1,160,000	1,172,447
Wind River CLO Ltd. Series 2022-1A Class AR†	5.234% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	6,300,000	6,307,371
Wind River CLO Ltd. Series 2024-1A Class A†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	18,700,000	18,756,137
Wise CLO Ltd. Series 2025-2A Class C†	6.184% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	7,032,774
Zais CLO 17 Ltd. Series 2021-17A Class A1R†	5.434% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2037	3,900,000	3,905,850
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	3,539,878	3,315,942
Total					2,039,197,752
Total Asset-Backed Securities (cost $2,407,373,982)					2,407,728,546

CORPORATE BONDS 7.70%

Auto Manufacturers 0.84%
Ford Motor Credit Co. LLC	6.158% (SOFR + 2.03%	)#	3/20/2028	3,000,000	3,007,746
General Motors Financial Co., Inc.	5.398% (SOFR + 1.29%	)#	1/7/2030	10,000,000	10,002,018
Hyundai Capital America†	5.471% (SOFR + 1.35%	)#	3/27/2030	9,000,000	9,080,343
Nissan Motor Acceptance Co. LLC†	6.208% (SOFR + 2.05%	)#	9/13/2027	5,416,000	5,403,258
Total					27,493,365

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 4.02%
ABN AMRO Bank NV (Netherlands)†(e)	5.916% (SOFR + 1.78%	)#	9/18/2027	$700,000	$707,196
Bank of Montreal (Canada)(e)	5.05% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,003,938
Bank of Nova Scotia (Canada)(e)	5.14% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,587,176
BPCE SA (France)†(e)	6.07% (SOFR + 1.98%	)#	10/19/2027	250,000	252,806
Canadian Imperial Bank of Commerce (Canada)(e)	5.096% (SOFR + 0.93%	)#	9/11/2027	938,000	941,073
Citibank NA	5.324% (SOFR + 1.12%	)#	5/29/2030	6,481,000	6,578,271
Citigroup, Inc.	5.008% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	10,696,000	9,657,333
Citigroup, Inc.	5.337% (SOFR + 1.17%	)#	9/11/2031	9,250,000	9,301,278
Deutsche Bank AG	5.604% (SOFR + 1.30%	)#	8/4/2031	4,703,000	4,711,910
Goldman Sachs Group, Inc.	5.155% (SOFR + 1.08%	)#	1/28/2031	11,500,000	11,517,200
Goldman Sachs Group, Inc.	5.371% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,909,961
Goldman Sachs Group, Inc.	6.008% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,656,968
HSBC Holdings PLC (United Kingdom)(e)	5.248% (SOFR + 1.03%	)#	3/3/2029	5,000,000	5,022,707
Huntington National Bank	4.82% (SOFR + 0.72%	)#	4/12/2028	3,777,000	3,776,415
JPMorgan Chase & Co.	4.879% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,009,932
JPMorgan Chase & Co.	5.013% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,978,798
Lloyds Banking Group PLC (United Kingdom)(a)(e)	5.166% (SOFR + 1.10%	)#	11/4/2031	10,000,000	10,020,716
Lloyds Banking Group PLC (United Kingdom)(e)	5.302% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,023,171
Morgan Stanley	5.003% (SOFR + 0.92%	)#	10/18/2029	10,000,000	10,014,943
Morgan Stanley	5.475% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,086,611

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Morgan Stanley Bank NA	5.082% (SOFR + 0.87%	)#	5/26/2028	$800,000	$802,941
National Australia Bank Ltd. (Australia)†(e)	4.892% (SOFR + 0.60%	)#	10/26/2027	781,000	786,286
NatWest Group PLC (United Kingdom)(e)	5.58% (SOFR + 1.30%	)#	11/15/2028	200,000	202,130
NatWest Markets PLC (United Kingdom)†(e)	5.078% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,980,802
NatWest Markets PLC (United Kingdom)†(e)	5.399% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,583,064
Societe Generale SA (France)†(e)	5.35% (SOFR + 1.10%	)#	2/19/2027	710,000	712,195
Swedbank AB (Sweden)†(e)	5.273% (SOFR + 1.03%	)#	11/20/2029	1,824,000	1,845,881
Toronto-Dominion Bank (Canada)(e)	4.883% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,423,195
Toronto-Dominion Bank (Canada)(e)	5.171% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,032,019
U.S. Bank NA	5.17% (SOFR + 0.91%	)#	5/15/2028	7,007,000	7,049,144
Wells Fargo & Co.	5.451% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,070,572
Total					131,246,632

Diversified Financial Services 0.76%
American Express Co.	5.086% (SOFR + 1.02%	)#	1/30/2031	6,000,000	6,018,151
American Express Co.	5.337% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,076,111
Stellantis Financial Services U.S. Corp.†	5.848% (SOFR + 1.69%	)#	9/15/2028	12,567,000	12,621,806
Total					24,716,068

Health Care-Services 0.04%
HCA, Inc.	5.082% (SOFR + 0.87%	)#	3/1/2028	1,134,000	1,141,993

Insurance 0.45%
Athene Global Funding†	4.938% (SOFR + 0.83%	)#	1/7/2027	3,000,000	3,010,547
Corebridge Global Funding†	4.858% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,071,169
F&G Global Funding†	5.511% (SOFR + 1.33%	)#	9/8/2028	7,355,000	7,411,763

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Jackson National Life Global Funding†	5.07% (SOFR + 0.97%	)#	1/14/2028	$2,161,000	$2,169,044
Total					14,662,523

Mining 0.17%
Glencore Funding LLC†	4.865% (SOFR + 0.75%	)#	10/1/2026	2,064,000	2,067,487
Glencore Funding LLC†	5.17% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,746,439
Rio Tinto Finance USA PLC (United Kingdom)(e)	4.998% (SOFR + 0.84%	)#	3/14/2028	1,844,000	1,862,989
Total					5,676,915

Multi-National 0.89%
European Bank for Reconstruction & Development (United Kingdom)(e)	4.59% (SOFR + 0.33%	)#	2/20/2028	14,000,000	14,016,502
International Bank for Reconstruction & Development	4.636% (SOFR + 0.50%	)#	9/23/2032	14,928,000	14,949,222
Total					28,965,724

Oil & Gas 0.34%
Chevron USA, Inc.	4.919% (SOFR + 0.82%	)#	10/15/2030	11,156,000	11,167,663
Telecommunications 0.19%
NTT Finance Corp. (Japan)†(e)	5.588% (SOFR + 1.31%	)#	7/16/2030	6,000,000	6,112,435
Total Corporate Bonds (cost $249,792,526)					251,183,318

FLOATING RATE LOANS(f) 7.79%

Aerospace & Defense 0.24%
TransDigm, Inc. 2025 Term Loan K	6.252% (3 mo. USD Term SOFR + 2.25%	)	3/22/2030	7,690,000	7,704,919

Airlines 0.35%
American Airlines, Inc. 2025 Term Loan	6.134% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	7,491,165	7,508,208
Vista Management Holding, Inc. 2025 Term Loan B	7.735% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	3,960,000	3,994,650
Total					11,502,858

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Parts & Equipment 0.39%
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.465% (1 mo. USD Term SOFR + 2.50%	)	5/6/2030	$5,984,925	$5,994,291
Tenneco, Inc. 2022 Term Loan B	9.102% - 9.30% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028	6,650,000	6,559,593
Total					12,553,884

Chemicals 0.12%
Solstice Advanced Materials, Inc. Term Loan B	–	(c)	10/29/2032	4,000,000	4,014,160

Commercial Services 0.15%
Garda World Security Corp. 2025 Term Loan B (Canada)(e)	7.048% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029	4,962,500	4,971,805

Consumer Cyclicals 0.31%
Lowes Cos., Inc. Delayed Draw Term Loan(g)	–	(c)	9/18/2028	10,000,000	9,962,500

Consumer Products 0.10%
Samsonite International SA 2025 Term Loan B (Luxembourg)(e)	–	(c)	10/29/2032	3,333,000	3,316,335

Diversified Financial Services 1.22%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.781% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,644,235	7,666,136
Citadel Securities LP 2024 First Lien Term Loan	5.965% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	179,642	180,395
Citadel Securities LP 2024 Term Loan B	5.965% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030	99,001	99,415
DRW Holdings LLC 2024 Term Loan B	7.502% (3 mo. USD Term SOFR + 3.50%	)	6/26/2031	6,921,440	6,800,315
Guggenheim Partners LLC 2024 Term Loan B	6.502% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	5,875,600	5,907,446
Hudson River Trading LLC 2024 Term Loan B	6.782% (1 mo. USD Term SOFR + 2.75%	)	3/18/2030	6,856,443	6,874,064
Jane Street Group LLC 2024 Term Loan B1	5.957% - 6.20% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	6,083,000	6,033,941

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services (continued)
Jump Financial LLC 2025 1st Lien Term Loan B	7.502% (3 mo. USD Term SOFR + 3.50%	)	2/26/2032		$6,294,995	$6,322,535
Total						39,884,247

Electric 0.83%
Calpine Corp. 2024 Term Loan B5	5.715% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032		6,600,000	6,602,442
NRG Energy, Inc. 2024 Term Loan	5.593% - 5.73% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031		13,076,521	13,121,962
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.715% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030		7,183,888	7,206,338
Total						26,930,742

Electronics 0.06%
Honeywell International, Inc. Term Loan A1	4.84% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027		2,062,500	2,065,078
Entertainment 0.12%
Caesars Entertainment, Inc. Term Loan B	6.215% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		3,975,610	3,956,149
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.287% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	84,713
Total						4,040,862

Environmental Control 0.33%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(e)	6.671% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		$4,000,000	4,007,000
Reworld Holding Corp. 2025 1st Lien Term Loan B	6.265% (1 mo. USD Term SOFR + 2.25%	)	1/15/2031		6,900,000	6,895,687
Total						10,902,687

Food 0.43%
Chobani LLC 2025 Term Loan B	–	(c)	10/22/2032		6,800,000	6,823,392
Froneri Lux Finco SARL 2024 USD Term Loan B4 (Luxembourg)(e)	6.197% (6 mo. USD Term SOFR + 2.00%	)	9/30/2031		2,992,481	2,975,050
Froneri Lux FinCo SARL 2025 USD Term Loan (Luxembourg)(e)	6.435% (3 mo. USD Term SOFR + 2.50%	)	8/2/2032		4,200,000	4,202,856
Total						14,001,298

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products 0.18%
Elanco Animal Health, Inc. 2025 Term Loan B	–	(c)	10/31/2032	$6,000,000	$6,015,000

Household Equipment/Products 0.24%
GC Ferry Acquisition I, Inc. Term Loan	7.711% (3 mo. USD Term SOFR + 3.50%	)	8/16/2032	6,747,917	6,745,588
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(g)	–	(c)	8/16/2032	1,152,083	1,151,686
Total					7,897,274

Household Products 0.14%
Reynolds Consumer Products LLC 2025 Term Loan B	5.715% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	4,593,318	4,610,543

Insurance 0.25%
Asurion LLC 2021 Term Loan B9	7.329% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	4,799,114	4,805,881
Asurion LLC 2023 Term Loan B11	8.327% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028	3,201,528	3,216,079
Total					8,021,960

Machinery: Diversified 0.19%
Innio Group Holding GmbH 2025 Term Loan B2 (Austria)(e)	–	(c)	11/2/2028	6,021,000	6,032,289

Media 0.47%
Charter Communications Operating LLC 2023 Term Loan B4	5.985% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	6,572,552	6,569,266
Charter Communications Operating LLC 2024 Term Loan B5	6.235% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	8,805,969	8,801,478
Total					15,370,744

Oil & Gas 0.42%
Hilcorp Energy I LP Term Loan B	6.032% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	5,682,251	5,700,036
Occidental Petroleum Corp. 2 Year Term Loan	5.773% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	8,000,000	8,010,000
Total					13,710,036

Pipelines 0.20%
Colossus Acquireco LLC Term Loan B	5.87% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	6,500,000	6,479,103

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts 0.33%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6	6.965% (1 mo. USD Term SOFR + 3.00%	)	12/10/2030	$5,097,225	$5,124,827
Host Hotels & Resorts LP 2023 Term Loan A2	4.865% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	914,134
Invitation Homes Operating Partnership LP 2024 Term Loan	4.998% (1 mo. USD Term SOFR + 0.85%	)	9/9/2028	4,632,000	4,632,000
Total					10,670,961

Retail 0.33%
Murphy USA, Inc. Term Loan B	5.879% (1 mo. USD Term SOFR + 1.75%	)	4/7/2032	3,205,000	3,236,377
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(e)	–	(c)	9/29/2032	7,400,000	7,413,875
Total					10,650,252

Transportation 0.17%
Rand Parent LLC 2025 Term Loan B	7.002% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030	5,772,656	5,676,455

Utilities 0.22%
Talen Energy Supply LLC 2025 Term Loan B	–	(c)	10/11/2032	7,200,000	7,204,500
Total Floating Rate Loans (cost $253,798,766)					254,190,492

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.51%

South Korea 0.01%
Korea National Oil Corp.†	5.16% (SOFR + 0.90%	)#	9/30/2027	302,000	304,206

Sweden 0.50%
Svensk Exportkredit AB	5.308% (SOFR + 1.00%	)#	5/5/2027	16,000,000	16,199,883
Total Foreign Government Obligations (cost $16,466,708)					16,504,089

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.50%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.683% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	1,720,000	1,860,779
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.533% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	9,500,000	9,949,481

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.433% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	$4,872,504	$4,898,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.433% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	11,861,360	11,923,578
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.433% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	3,466,666	3,487,046
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.133% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	1,156,250	1,157,941
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.833% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	3,117,000	3,327,723
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.783% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,027,000	5,679,803
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	16.183% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	1,128,300	1,306,889
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.333% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	495,127	497,076
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	5.183% (30 day USD SOFR Average + 1.00%	)#	5/25/2045	2,759,039	2,764,924
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	5.183% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	2,172,659	2,177,258
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $49,013,280)					49,030,674

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.06%
1301 Trust Series 2025-1301 Class A†	5.059%	#(h)	8/11/2042	6,700,000	6,806,612
1345 Trust Series 2025-AOA Class A†	5.632% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2042	2,660,000	2,669,164
ALA Trust Series 2025-OANA Class A†	5.776% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,320,000	3,337,979

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	5.927% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	$1,940,000	$1,942,695
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.385% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	3,120,000	3,124,792
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class AS†	5.864% (1 mo. USD Term SOFR + 1.83%	)#	1/20/2043	3,520,000	3,537,716
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.782% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	3,160,000	3,171,441
BFLD Trust Series 2025-FPM Class A†	5.011%	#(h)	10/10/2040	420,000	425,032
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.882% (1 mo. USD Term SOFR + 1.85%	)#	8/15/2042	4,100,000	4,118,404
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.374% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	1,494,403	1,496,411
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.486% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	6,500,000	6,505,978
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.412% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	3,679,814	3,687,363
BX Commercial Mortgage Trust Series 2025-COPT Class A†	5.782% (1 mo. USD Term SOFR + 1.75%	)#	8/15/2042	4,940,000	4,952,134
BX Trust Series 2021-RISE Class B†	5.397% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	6,143,146	6,134,011
BX Trust Series 2025-LUNR Class A†	5.532% (1 mo. USD Term SOFR + 1.50%	)#	6/15/2040	13,569,307	13,598,147
BX Trust Series 2025-ROIC Class A†	5.176% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	6,414,981	6,408,382
BX Trust Series 2025-TAIL Class A†	5.432% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,400,000	2,404,930
CONE Trust Series 2024-DFW1 Class A†	5.674% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,613,000	5,614,034
DBC Mortgage Trust Series 2025-DBC Class A†	5.40% (1 mo. USD Term SOFR + 1.35%	)#	6/15/2038	9,380,000	9,405,300
DBC Mortgage Trust Series 2025-DBC Class D†	6.65% (1 mo. USD Term SOFR + 2.60%	)#	6/15/2038	2,670,000	2,682,130
GS Mortgage Securities Trust Series 2018-GS10 Class AS	4.384%	#(h)	7/10/2051	10,008,937	9,615,523

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.653% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	$1,300,000	$1,303,322
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.422% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	4,800,000	4,804,793
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.631%	#(h)	10/15/2042	5,925,000	5,978,827
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	6.933% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	623,528	632,578
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.543% (1 mo. USD Term SOFR + 1.39%	)#	10/15/2040	2,540,000	2,544,584
ONE Mortgage Trust Series 2021-PARK Class A†	4.847% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	7,889,424	7,786,272
PFP Ltd. Series 2025-12 Class A†	5.513% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	4,040,000	4,060,828
PFP Ltd. Series 2025-12 Class B†	6.066% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042	5,100,000	5,122,201
SCG Trust Series 2025-SNIP Class A†	5.532% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	3,340,000	3,349,680
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.424% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	1,765,000	1,763,725
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.475% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	8,500,000	8,459,908
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.275% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	4,750,000	4,755,515
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.325% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	6,100,000	6,096,448
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class C†	6.083% (30 day USD SOFR Average + 1.90%	)#	9/25/2032	6,341,958	6,325,722
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,348,819	2,353,851
U.S. Bank NA Series 2025-SUP1 Class D†	6.883% (30 day USD SOFR Average + 2.70%	)#	2/25/2032	8,611,116	8,588,437
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	5.723% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	400,000	399,979

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2025-609M Class A†	5.575% (1 mo. USD Term SOFR + 1.54%	)#	8/15/2042	$5,280,000	$5,282,020
Wells Fargo Commercial Mortgage Trust Series 2025-B33RP Class A†	5.382% (1 mo. USD Term SOFR + 1.35%	)#	8/15/2042	9,290,000	9,309,050
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(h)	7/15/2040	7,000,000	7,198,322
Total Non-Agency Commercial Mortgage-Backed Securities (cost $197,247,810)					197,754,240

U.S. TREASURY OBLIGATIONS 4.16%
U.S. Treasury Floating Rate Notes	3.925% (3 mo. Treasury money market yield + 0.16%	)#	7/31/2027	23,000,000	22,997,267
U.S. Treasury Notes	3.625%		8/31/2027	108,000,000	108,029,532
U.S. Treasury Notes	4.25%		8/15/2035	4,596,000	4,653,809
Total U.S. Treasury Obligations (cost $135,863,583)					135,680,608

OPTIONS PURCHASED 0.03% (cost $2,521,000)					1,022,925
Total Long-Term Investments (cost $3,312,077,655)					3,313,094,892

SHORT-TERM INVESTMENTS 0.47%

REPURCHASE AGREEMENTS 0.47%
Repurchase Agreement dated 10/31/2025, 3.500% due 11/3/2025 with Fixed Income Clearing Corp. collateralized by $15,829,100 of U.S. Treasury Note at 1.250% due 12/31/2026; value: $15,453,217; proceeds: $15,154,464 (cost $15,150,046)				15,150,046	15,150,046
Total Investments in Securities 102.01% (cost $3,327,227,701)					3,328,244,938
Less Unfunded Loan Commitments (0.34%) (cost $11,137,463)					(11,114,186)
Net Investments in Securities 101.67% (cost $3,316,090,238)					3,317,130,752
Other Assets and Liabilities – Net(i) (1.67)%					(54,332,663)
Net Assets 100.00%					$3,262,798,089

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $2,634,093,446, which represents 80.73% of net assets.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

#	Variable rate security. The interest rate represents the rate in effect at October 31, 2025.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Interest Rate to be determined.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2025.
(g)	Security partially/fully unfunded.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts, swap contracts and written options as follows:

Options Purchased at October 31, 2025:

Description	Put/Call	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.HY.S44	PUT	Barclays Capital, Inc.	330,000,000	12/17/2025	$105.00	$330,000,000	$1,009,407
CDX.NA.IG.S44	PUT	Goldman Sachs	125,000,000	11/19/2025	0.01	125,000,000	13,518
Total OTC Options Purchased							$1,022,925

OTC Written Options at October 31, 2025:

Description	Put/ Call	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.S44	PUT	Barclays Capital, Inc.	330,000,000	12/17/2025	$101.00	$(330,000,000)	$(357,119)	$(800,250)	$443,131

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at October 31, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S45(4)	Bank of America	1.00%	12/20/2030	$380,310,000	$(8,574,854)	$180,857	$(8,393,997)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $180,857. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

Centrally Cleared Interest Rate Swap Contracts at October 31, 2025:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.378%	12-Month USD SOFR Index	11/3/2027	$84,000,000	$–	$23,807	$23,807
Bank of America(2)	3.301%	12-Month USD SOFR Index	8/31/2027	108,000,000	(39,903)	257,797	217,894
Bank of America(2)	3.220%	12-Month USD SOFR Index	10/24/2027	164,000,000	102,214	458,978	561,192
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	123,700,000	1,862,882	37,386	1,900,268
Total					$1,925,193	$777,968	$2,703,161

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at October 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	1/23/2026	19,707,000	$14,372,554	$14,108,404	$264,150

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Morgan Stanley	1/23/2026	1,746,000	$1,268,797	$1,249,976	$(18,821)

Futures Contracts at October 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2025	254	Long	$28,574,829	$28,618,656	$43,827

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

INVESTMENT GRADE FLOATING RATE FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$34,876,841	$4,623,000	$39,499,841
Other	–	2,024,203,943	14,993,809	2,039,197,752
Remaining Industries	–	329,030,953	–	329,030,953
Corporate Bonds	–	251,183,318	–	251,183,318
Floating Rate Loans	–	254,190,492	–	254,190,492
Less Unfunded Loan Commitments	–	(11,114,186)	–	(11,114,186)
Foreign Government Obligations	–	16,504,089	–	16,504,089
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	49,030,674	–	49,030,674
Non-Agency Commercial Mortgage-Backed Securities	–	197,754,240	–	197,754,240
U.S. Treasury Obligations	–	135,680,608	–	135,680,608
Options Purchased	–	1,022,925	–	1,022,925
Short-Term Investments
Repurchase Agreements	–	15,150,046	–	15,150,046
Total	$–	$3,297,513,943	$19,616,809	$3,317,130,752
Other Financial Instruments
OTC Option Written
Assets	$–	$–	$–	$–
Liabilities	–	(357,119)	–	(357,119)
Centrally Cleared Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(8,393,997)	–	(8,393,997)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	2,703,161	–	2,703,161
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	264,150	–	264,150
Liabilities	–	(18,821)	–	(18,821)
Futures Contracts
Assets	43,827	–	–	43,827
Liabilities	–	–	–	–
Total	$43,827	$(5,802,626)	$–	$(5,758,799)
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 97.67%

ASSET-BACKED SECURITIES 0.98%

Credit Card 0.20%

Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$18,200,000	$18,291,000	(a)

Other 0.78%
1988 CLO 2 Ltd. Series 2023-2A Class CR†	5.755% (3 mo. USD Term SOFR + 1.85%	)#	4/15/2038	3,500,000	3,503,630
Barrow Hanley CLO I Ltd. Series 2023-1A Class BR†	5.624% (3 mo. USD Term SOFR + 1.74%	)#	1/20/2038	7,250,000	7,275,172
Birch Grove CLO 6 Ltd. Series 2023-6A Class CR†	6.321% (3 mo. USD Term SOFR + 1.95%	)#	7/20/2038	5,000,000	5,008,065
Brant Point CLO Ltd. Series 2024-6A Class C†	5.955% (3 mo. USD Term SOFR + 2.05%	)#	1/15/2038	4,000,000	4,018,340
Empower CLO Ltd. Series 2022-1A Class BR†	5.634% (3 mo. USD Term SOFR + 1.75%	)#	10/20/2037	6,000,000	6,024,366
Madison Park Funding XXVIII Ltd. Series 2018-28A Class CR†	5.905% (3 mo. USD Term SOFR + 2.00%	)#	1/15/2038	4,000,000	4,021,500
OHA Credit Partners XVI Series 2021-16A Class B1R†	5.584% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2037	3,900,000	3,913,408
Palmer Square CLO Ltd. Series 2021-4A Class BR†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	4,250,000	4,268,764
Regatta XVI Funding Ltd. Series 2019-2A Class BR†	5.605% (3 mo. USD Term SOFR + 1.70%	)#	1/15/2033	8,235,000	8,251,577
Signal Peak CLO 7 Ltd. Series 2019-1A Class CR†	6.034% (3 mo. USD Term SOFR + 2.15%	)#	10/20/2037	3,500,000	3,519,635
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	5.684% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	4,729,050	4,733,817
Trimaran CAVU Ltd. Series 2024-1A Class B†	5.608% (3 mo. USD Term SOFR + 1.75%	)#	1/25/2038	5,500,000	5,518,188
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.284% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	3,000,000	3,026,997
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.484% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	9,650,000	9,661,377
Total					72,744,836
Total Asset-Backed Securities (cost $90,944,737)					91,035,836

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments			Shares		Fair Value
COMMON STOCKS 0.01%

Health Care Providers & Services 0.01%
Recovery Solutions LLC*				65,196	$1,026,834
Wellpath Holdings, Inc. Class A*				31,404	15,702
Wellpath Holdings, Inc.*				30,430	197,795
Total Common Stocks (cost $1,124,137)					1,240,331

	Interest Rate	Maturity Date		Principal Amount‡

CONVERTIBLE BONDS 2.36%

Chemicals 0.04%
Kansai Paint Co. Ltd.	Zero Coupon	3/8/2029	JPY	560,000,000	3,881,773

Computers 0.11%
Seagate HDD Cayman (Cayman Islands)(b)	3.50%	6/1/2028		$3,395,000	10,634,413

Electrical Components & Equipment 0.05%
Schneider Electric SE	1.97%	11/27/2030	EUR	2,900,000	4,382,051

Engineering & Construction 0.10%
INFRONEER Holdings, Inc.	Zero Coupon	3/30/2029	JPY	1,290,000,000	9,239,099

Entertainment 0.09%
IMAX Corp. (Canada)(b)	0.50%	4/1/2026		$7,248,000	8,501,904

Health Care-Products 0.10%
iRhythm Technologies, Inc.	1.50%	9/1/2029		6,510,000	9,475,305

Home Builders 0.14%
Daiwa House Industry Co. Ltd.	Zero Coupon	3/30/2029	JPY	600,000,000	4,216,956
Daiwa House Industry Co. Ltd.	Zero Coupon	3/29/2030	JPY	600,000,000	4,224,255
Meritage Homes Corp.	1.75%	5/15/2028		$4,575,000	4,579,973
Total					13,021,184

Internet 0.29%
Alibaba Group Holding Ltd. (Hong Kong)(b)	0.50%	6/1/2031		5,041,000	8,925,091
Bilibili, Inc. (China)†(b)	0.625%	6/1/2030		7,150,000	10,183,387
Sea Ltd. (Singapore)(b)	2.375%	12/1/2025		4,553,000	7,867,584
Total					26,976,062

Investment Companies 0.07%
Cara Obligations SAS	1.50%	12/1/2030	EUR	4,600,000	6,911,979

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Lodging 0.19%
H World Group Ltd. (China)(b)	3.00%	5/1/2026		$8,305,000	$9,147,958
Wynn Macau Ltd. (Macau)†(b)	4.50%	3/7/2029		8,230,000	8,661,221
Total					17,809,179

Machinery-Diversified 0.10%
Daifuku Co. Ltd.	Zero Coupon	9/14/2028	JPY	980,000,000	9,295,406

Media 0.04%
AMC Networks, Inc.	4.25%	2/15/2029		$3,885,000	3,525,637

Oil & Gas 0.49%
Borr Drilling Ltd.	5.00%	2/8/2028		10,800,000	9,936,211
Borr Drilling Ltd.	5.00%	2/8/2028		4,800,000	4,416,094
Nabors Industries, Inc.	1.75%	6/15/2029		15,786,000	12,289,401
Transocean International Ltd.	4.625%	9/30/2029		14,311,000	19,098,029
Total					45,739,735

REITS 0.28%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027		12,784,000	12,649,768
Redwood Trust, Inc.	7.75%	6/15/2027		8,575,000	8,566,425
Welltower OP LLC†	2.75%	5/15/2028		2,618,000	4,992,526
Total					26,208,719

Semiconductors 0.10%
Rohm Co. Ltd.	Zero Coupon	4/24/2031	JPY	1,300,000,000	9,336,026

Software 0.05%
Porch Group, Inc.†	6.75%	10/1/2028		$4,250,000	4,410,225

Telecommunications 0.12%
BlackSky Technology, Inc.†	8.25%	8/1/2033		3,834,000	4,389,930
GDS Holdings Ltd. (China)(b)	4.50%	1/31/2030		3,900,000	6,626,100
Total					11,016,030
Total Convertible Bonds (cost $217,300,241)					220,364,727

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.29%

Chemicals 0.14%
Albemarle Corp.	7.25%			284,355	12,648,111

Electric: Utilities 0.15%
NextEra Energy, Inc.	7.299%			269,767	14,214,023
Total Convertible Preferred Stocks (cost $25,850,653)					26,862,134

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 84.32%

Advertising 0.35%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	$21,931,000	$18,870,173
CMG Media Corp.†	8.875%	6/18/2029	16,085,580	14,142,750
Total				33,012,923

Aerospace/Defense 1.28%
ATI, Inc.	5.875%	12/1/2027	10,551,000	10,570,182
ATI, Inc.	7.25%	8/15/2030	1,558,000	1,639,806
Bombardier, Inc. (Canada)†(b)	7.25%	7/1/2031	17,165,000	18,240,730
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	6,610,000	6,890,830
Czechoslovak Group AS (Czechia)†(b)	6.50%	1/10/2031	26,707,000	27,631,180
Czechoslovak Group AS (Czechia)(b)	6.50%	1/10/2031	4,050,000	4,190,148
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(b)	7.50%	2/15/2032	23,475,000	23,456,220
Goat Holdco LLC†	6.75%	2/1/2032	18,300,000	18,704,299
TransDigm, Inc.†	6.875%	12/15/2030	7,522,000	7,816,283
Total				119,139,678

Agriculture 0.22%
Kernel Holding SA (Ukraine)(b)	6.75%	10/27/2027	7,986,000	7,453,130
MHP Lux SA (Luxembourg)(b)	6.95%	4/3/2026	13,300,000	12,699,251
Total				20,152,381

Airlines 1.08%
American Airlines, Inc.†(c)	7.25%	2/15/2028	24,233,000	24,810,290
American Airlines, Inc.†	8.50%	5/15/2029	11,669,000	12,181,351
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	16,225,000	16,380,306
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	9.50%	6/1/2028	45,531,000	47,382,478
Total				100,754,425

Apparel 0.15%
William Carter Co.†(d)	7.375%	2/15/2031	13,508,000	13,459,758

Auto Manufacturers 2.60%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029	13,616,000	12,123,549
Ford Motor Credit Co. LLC(c)	7.20%	6/10/2030	32,800,000	35,118,727
General Motors Co.	5.625%	4/15/2030	19,375,000	20,172,338
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	22,081,000	23,134,529
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	13,772,000	13,663,737
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	8,000,000	8,328,169

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd. (Japan)†(b)	4.81%		9/17/2030		$28,920,000	$27,143,813
Nissan Motor Co. Ltd. (Japan)†(b)	7.50%		7/17/2030		57,035,000	59,719,918
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031		13,101,000	11,681,209
Wabash National Corp.†	4.50%		10/15/2028		35,273,000	31,130,803
Total						242,216,792

Auto Parts & Equipment 1.56%
American Axle & Manufacturing, Inc.(c)	5.00%		10/1/2029		14,584,000	13,871,252
American Axle & Manufacturing, Inc.†	6.375%		10/15/2032		9,004,000	9,037,616
American Axle & Manufacturing, Inc.	6.875%		7/1/2028		6,562,000	6,579,707
Dornoch Debt Merger Sub, Inc.†(c)	6.625%		10/15/2029		8,000,000	6,825,106
Forvia SE (France)†(b)(c)	8.00%		6/15/2030		26,106,000	27,763,419
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		10,665,000	10,602,787
IHO Verwaltungs GmbH (Germany)†(b)	6.375%		5/15/2029		12,000,000	11,965,662
IHO Verwaltungs GmbH (Germany)†(b)	7.75%		11/15/2030		17,850,000	18,505,648
Real Hero Merger Sub 2, Inc.†(c)	6.25%		2/1/2029		3,940,000	2,360,040
Tenneco, Inc.†	8.00%		11/17/2028		19,070,000	19,032,751
ZF North America Capital, Inc.†	6.875%		4/14/2028		5,850,000	5,889,665
ZF North America Capital, Inc.†	7.125%		4/14/2030		13,056,000	12,720,685
Total						145,154,338

Banks 2.66%
Bank of Nova Scotia (Canada)(b)	7.35% (5 yr. CMT + 2.90%	)#	4/27/2085		10,450,000	10,932,696
Bank of Nova Scotia (Canada)(b)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		1,834,000	1,958,745
BW Real Estate, Inc.†	9.50% (5 yr. CMT + 5.40%	)#	–	(e)	6,950,000	7,168,063
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(e)	29,727,000	30,619,137
Flagstar Bank NA(c)	7.296% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		13,316,000	12,748,996
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,725,000	17,517,351
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(e)	30,680,000	31,966,443
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(e)	18,790,000	18,638,968
Popular, Inc.	7.25%		3/13/2028		8,530,000	8,947,373
Societe Generale SA (France)†(b)	9.375% (5 yr. CMT + 5.39%	)#	–	(e)	5,308,000	5,703,027

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(e)	$21,864,000	$22,748,945
Toronto-Dominion Bank (Canada)(b)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		8,648,000	8,755,456
Toronto-Dominion Bank (Canada)(b)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		8,350,000	8,833,137
UBS Group AG (Switzerland)†(b)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(e)	30,043,000	30,473,696
Valley National Bancorp(c)	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		22,885,000	21,253,886
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		10,260,000	9,865,195
Total						248,131,114

Biotechnology 0.29%
Biocon Biologics Global PLC (United Kingdom)†(b)	6.67%		10/9/2029		13,075,000	12,934,556
Emergent BioSolutions, Inc.†(c)	3.875%		8/15/2028		16,035,000	14,205,814
Total						27,140,370

Building Materials 1.90%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		5,165,000	3,124,825
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		28,050,000	25,954,842
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		18,350,000	16,952,334
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028		11,512,000	10,930,271
CP Atlas Buyer, Inc.†(c)	12.75%		1/15/2031		13,900,000	13,624,808
Griffon Corp.	5.75%		3/1/2028		31,562,000	31,581,796
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		9,520,000	9,261,046
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(c)	9.50%		4/15/2030		13,109,000	9,558,218
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		35,678,000	35,587,549
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		6,000,000	6,322,704
West China Cement Ltd. (China)(b)	4.95%		7/8/2026		9,850,000	9,692,852
Wilsonart LLC†(c)	11.00%		8/15/2032		4,800,000	4,538,353
Total						177,129,598

Chemicals 2.43%
Advancion Sciences, Inc.†	9.25%		11/1/2026		16,091,161	14,301,019
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		14,859,176	5,540,639
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		10,692,949	9,850,024
Celanese U.S. Holdings LLC(c)	6.50%		4/15/2030		43,220,000	42,886,126
Celanese U.S. Holdings LLC	6.85%		11/15/2028		8,580,000	8,892,861
Cerdia Finanz GmbH (Germany)†(b)	9.375%		10/3/2031		27,962,000	29,271,001

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Chemours Co.†	5.75%	11/15/2028		$19,298,000	$18,508,295
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		32,820,000	32,810,138
Herens Midco SARL	5.25%	5/15/2029	EUR	4,760,000	2,881,686
INEOS Finance PLC (United Kingdom)†(b)	6.75%	5/15/2028		$10,300,000	9,722,815
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		4,800,000	4,473,860
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		27,336,000	29,144,577
Tronox, Inc.†(c)	4.625%	3/15/2029		22,841,000	14,065,333
Tronox, Inc.†(c)	9.125%	9/30/2030		4,800,000	4,383,792
Total					226,732,166

Coal 0.79%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		23,686,000	25,083,924
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%	10/1/2029		30,784,000	28,397,359
SunCoke Energy, Inc.†	4.875%	6/30/2029		21,546,000	20,133,946
Total					73,615,229

Commercial Services 4.53%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	198,330	260,546
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	1,158,000	1,386,674
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(b)	7.00%	5/21/2030		$31,297,000	32,379,313
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		29,733,000	30,529,160
Alta Equipment Group, Inc.†(c)	9.00%	6/1/2029		35,827,000	32,504,576
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027		8,388,000	8,364,679
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	10,350,000	12,606,122
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	11,950,000	8,452,243
CoreCivic, Inc.	8.25%	4/15/2029		$19,612,000	20,709,193
CPI CG, Inc.†	10.00%	7/15/2029		18,786,000	19,864,880
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,899,000	4,950,101
EquipmentShare.com, Inc.†	9.00%	5/15/2028		35,224,000	35,533,619
GEO Group, Inc.	8.625%	4/15/2029		12,035,000	12,714,833
GEO Group, Inc.	10.25%	4/15/2031		9,515,000	10,428,326
Herc Holdings, Inc.†	5.50%	7/15/2027		14,387,000	14,393,253
Herc Holdings, Inc.†	7.00%	6/15/2030		17,463,000	18,289,681
Hertz Corp.(f)	Zero Coupon	10/15/2022		2,000	130
Hertz Corp.†(f)	Zero Coupon	10/15/2024		22,000	1,210
NESCO Holdings II, Inc.†	5.50%	4/15/2029		25,936,000	25,376,247

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Commercial Services (continued)
RAC Bond Co. PLC	5.25%		11/4/2046		GBP	3,258,000	$4,265,017
Rekeep SpA	9.00%		9/15/2029		EUR	12,959,000	14,203,140
RR Donnelley & Sons Co.†	9.50%		8/1/2029			$40,102,000	41,151,469
Sotheby’s†	7.375%		10/15/2027			41,435,000	41,482,497
United Rentals North America, Inc.	5.50%		5/15/2027			11,392,000	11,409,850
Veritiv Operating Co.†	10.50%		11/30/2030			8,555,000	8,913,694
Williams Scotsman, Inc.†	6.625%		4/15/2030			11,828,000	12,240,430
Total							422,410,883

Cosmetics/Personal Care 0.17%
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			15,378,997	15,829,069

Distribution/Wholesale 0.19%
Velocity Vehicle Group LLC†	8.00%		6/1/2029			18,005,000	17,721,275

Diversified Financial Services 7.22%
AG Issuer LLC†	6.25%		3/1/2028			18,071,000	18,147,711
Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(e)		12,613,000	12,264,725
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(e)		18,529,000	18,173,160
Ally Financial, Inc.	8.00%		11/1/2031			11,520,000	13,120,031
Aretec Group, Inc.†	10.00%		8/15/2030			3,916,000	4,265,711
Atlanticus Holdings Corp.†	9.75%		9/1/2030			9,600,000	9,339,788
Azorra Finance Ltd. (Cayman Islands)†(b)	7.25%		1/15/2031			25,968,000	27,226,487
Bread Financial Holdings, Inc.†(d)	6.75%		5/15/2031			6,430,000	6,482,032
Bread Financial Holdings, Inc.†	9.75%		3/15/2029			20,175,000	21,548,393
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030			9,230,000	9,326,676
Freedom Funding Center LLC†	12.00%		10/1/2037			8,650,000	9,277,125
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031			21,030,000	22,381,724
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029			8,402,000	8,827,519
GGAM Finance Ltd. (Ireland)†(b)	5.875%		3/15/2030			8,345,000	8,459,744
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029			7,074,000	7,356,500
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027			26,286,000	26,892,131
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028			15,577,000	16,555,532
ILFC E-Capital Trust I†	6.27%	#(g)	12/21/2065			21,756,000	18,161,844
ILFC E-Capital Trust II†	6.52%	#(g)	12/21/2065			13,901,000	11,892,884
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031			4,250,000	4,463,150
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028			33,714,000	31,946,278
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	6.625%		10/15/2031			9,600,000	9,466,735
Jefferson Capital Holdings LLC†	6.00%		8/15/2026			8,491,000	8,457,730

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		$7,655,000	$7,942,989
LFS Topco LLC†	8.75%		7/15/2030		10,989,000	10,766,975
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	6.50%		3/26/2031		21,620,000	23,083,715
Midcap Financial Issuer Trust†	6.50%		5/1/2028		22,495,000	22,110,772
Navient Corp.	9.375%		7/25/2030		12,550,000	13,799,465
OneMain Finance Corp.	6.125%		5/15/2030		13,888,000	14,060,003
OneMain Finance Corp.	6.625%		1/15/2028		57,967,000	59,479,417
OneMain Finance Corp.	6.625%		5/15/2029		9,650,000	9,935,717
OneMain Finance Corp.	7.875%		3/15/2030		11,665,000	12,303,603
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		12,700,000	13,257,327
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		23,775,000	24,913,537
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029		17,233,000	17,316,795
Phoenix Aviation Capital Ltd. (Ireland)†(b)	9.25%		7/15/2030		14,465,000	15,250,985
Planet Financial Group LLC†	10.50%		12/15/2029		21,600,000	22,404,989
PRA Group, Inc.†	5.00%		10/1/2029		9,225,000	8,399,827
Rfna LP†(c)	7.875%		2/15/2030		11,650,000	11,611,033
Rocket Cos., Inc.†	6.50%		8/1/2029		5,784,000	6,006,594
Sammaan Capital Ltd. (India)†(b)	8.95%		8/28/2028		14,000,000	14,741,892
UWM Holdings LLC†	6.25%		3/15/2031		41,728,000	41,679,011
Total						673,098,256

Electric 1.70%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		13,243,000	13,582,034
Algonquin Power & Utilities Corp. (Canada)(b)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		9,500,000	9,333,588
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%	)#	3/15/2056		20,644,000	20,700,276
CenterPoint Energy, Inc.(c)	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056		18,039,000	18,169,765
ContourGlobal Power Holdings SA (Luxembourg)†(b)	6.75%		2/28/2030		20,376,000	21,012,750
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(e)	5,000,000	5,502,040
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		4,825,000	4,969,292
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(e)	18,308,000	18,539,724
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(e)	13,184,000	13,557,990

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(e)		$10,130,000	$11,146,464
VoltaGrid LLC†(d)	7.375%		11/1/2030			3,642,000	3,706,379
XPLR Infrastructure Operating Partners LP†(c)	8.375%		1/15/2031			17,750,000	18,583,309
Total							158,803,611

Energy-Alternate Sources 0.10%
TerraForm Power Operating LLC†	5.00%		1/31/2028			9,573,000	9,543,629

Engineering & Construction 0.36%
ASG Finance DAC (Ireland)†(b)	9.75%		5/15/2029			6,530,000	6,314,918
Brand Industrial Services, Inc.†	10.375%		8/1/2030			28,024,000	26,999,011
Total							33,313,929

Entertainment 1.06%
888 Acquisitions Ltd.	10.75%		5/15/2030		GBP	16,454,000	21,246,253
Bracelet Holdings, Inc.†	9.25%		7/2/2028			$13,450,000	12,683,350	(a)
Empire Resorts, Inc.†	7.75%		11/1/2026			20,449,000	20,267,891
Pinewood Finco PLC	6.00%		3/27/2030		GBP	7,000,000	9,297,616
Starz Capital Holdings 1, Inc.†	6.00%		4/15/2030			$8,762,000	8,269,137
Warnermedia Holdings, Inc.	4.279%		3/15/2032			29,650,000	27,194,609
Total							98,958,856

Environmental Control 0.22%
Enviri Corp.†	5.75%		7/31/2027			21,000,000	20,854,825

Food 1.17%
Bellis Acquisition Co. PLC†	8.125%		5/14/2030		GBP	4,788,000	6,098,854
Bellis Acquisition Co. PLC	8.125%		5/14/2030		GBP	9,000,000	11,464,012
Boparan Finance PLC	9.375%		11/7/2029		GBP	3,275,000	4,576,802
C&S Group Enterprises LLC†	5.00%		12/15/2028			$14,430,000	13,177,635
Flora Food Management BV	6.875%		7/2/2029		EUR	12,525,000	13,667,434
Grupo Nutresa SA (Colombia)(b)	8.00%		5/12/2030			$9,675,000	10,407,881
Iceland Bondco PLC	4.375%		5/15/2028		GBP	1,831,000	2,347,484
Iceland Bondco PLC	4.375%		5/15/2028		GBP	1,569,000	2,011,580
Market Bidco Finco PLC	8.75%		1/31/2031		GBP	20,029,000	26,217,838
Ocado Group PLC	10.50%		8/8/2029		GBP	11,199,000	14,659,617
Ocado Group PLC†	10.50%		8/8/2029		GBP	3,692,000	4,832,870
Total							109,462,007

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Forest Products & Paper 0.37%
Ahlstrom Holding 3 OYJ (Finland)†(b)	4.875%	2/4/2028		$18,346,000	$17,856,668
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029		13,634,000	8,829,249
Mercer International, Inc. (Canada)†(b)	12.875%	10/1/2028		9,443,000	7,851,828
Total					34,537,745

Health Care-Products 0.24%
Bausch & Lomb Corp. (Canada)†(b)	8.375%	10/1/2028		6,228,000	6,516,045
Embecta Corp.†(c)	5.00%	2/15/2030		16,175,000	15,359,757
Total					21,875,802

Health Care-Services 1.88%
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		9,650,000	9,054,377
CHS/Community Health Systems, Inc.†	6.00%	1/15/2029		13,800,000	13,672,764
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029		10,645,000	9,661,508
CHS/Community Health Systems, Inc.†	10.875%	1/15/2032		8,675,000	9,362,754
Fortrea Holdings, Inc.†	7.50%	7/1/2030		4,825,000	4,638,220
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		7,012,000	7,404,707
Kedrion SpA (Italy)†(b)	6.50%	9/1/2029		34,676,000	33,919,512
Team Health Holdings, Inc.†	8.375%	6/30/2028		18,397,000	18,606,634
Tenet Healthcare Corp.	6.125%	10/1/2028		63,925,000	64,047,353
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		4,920,000	5,016,235
Total					175,384,064

Holding Companies-Diversified 0.12%
Benteler International AG†	7.25%	6/15/2031	EUR	1,212,000	1,488,770
Clue Opco LLC†(c)	9.50%	10/15/2031		$9,319,000	9,508,698
Total					10,997,468

Home Builders 1.55%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	8/1/2029		7,579,000	7,182,292
Beazer Homes USA, Inc.†	7.50%	3/15/2031		18,186,000	18,429,420
Dream Finders Homes, Inc.†	6.875%	9/15/2030		20,929,000	20,844,342
Dream Finders Homes, Inc.†	8.25%	8/15/2028		12,341,000	12,737,800
K Hovnanian Enterprises, Inc.†	8.00%	4/1/2031		22,582,000	23,088,447
LGI Homes, Inc.†	4.00%	7/15/2029		9,030,000	8,117,708
LGI Homes, Inc.†	8.75%	12/15/2028		28,263,000	29,411,043
Maison Finco PLC	6.00%	10/31/2027	GBP	8,575,000	11,169,207
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	10,203,000	13,492,262
Total					144,472,521

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Housewares 0.07%
Newell Brands, Inc.	6.375%	9/15/2027		$6,083,000	$6,085,883

Insurance 0.15%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		13,761,000	14,020,615

Internet 1.20%
ANGI Group LLC†	3.875%	8/15/2028		15,953,000	14,683,005
Gen Digital, Inc.†	6.75%	9/30/2027		6,431,000	6,536,005
GrubHub Holdings, Inc.†(c)	13.00%	7/31/2030		7,048,091	6,009,132
ION Platform Finance U.S., Inc./ION Platform Finance SARL†	5.00%	5/1/2028		6,070,000	5,668,360
ION Platform Finance U.S., Inc./ION Platform Finance SARL†	9.00%	8/1/2029		12,576,000	12,745,138
ION Platform Finance U.S., Inc./ION Platform Finance SARL†	9.50%	5/30/2029		9,390,000	9,605,914
Millennium Escrow Corp.†	6.625%	8/1/2026		6,618,000	6,396,805
Rakuten Group, Inc. (Japan)†(b)	9.75%	4/15/2029		33,279,000	37,357,577
Rakuten Group, Inc. (Japan)†(b)	11.25%	2/15/2027		12,050,000	13,031,811
Total					112,033,747

Investment Companies 0.39%
Blue Owl Credit Income Corp.	7.75%	1/15/2029		8,500,000	9,059,564
Blue Owl Technology Finance Corp.(c)	6.75%	4/4/2029		20,045,000	20,498,998
Sixth Street Lending Partners	6.50%	3/11/2029		6,553,000	6,799,237
Total					36,357,799

Iron-Steel 1.09%
Algoma Steel, Inc. (Canada)†(b)	9.125%	4/15/2029		27,709,000	22,747,870
Cleveland-Cliffs, Inc.†	6.875%	11/1/2029		13,921,000	14,306,876
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031		17,586,000	18,423,604
CSN Inova Ventures (Cayman Islands)(b)(c)	6.75%	1/28/2028		26,075,000	24,241,124
Samarco Mineracao SA (Brazil)(b)	9.50%	6/30/2031		22,103,887	22,117,430
Total					101,836,904

Leisure Time 1.30%
Carnival Corp.†	5.75%	3/15/2030		26,486,000	27,297,796
Carnival Corp.†	5.875%	6/15/2031		8,335,000	8,602,305
Deuce Finco PLC	5.50%	6/15/2027	GBP	15,875,000	20,838,708
Lindblad Expeditions LLC†	7.00%	9/15/2030		$21,664,000	22,077,727
NCL Finance Ltd.†	6.125%	3/15/2028		16,460,000	16,818,294
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	9,000,000	12,464,679

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
Sabre GLBL, Inc.†	8.625%	6/1/2027	$3,920,000	$3,943,685
Sabre GLBL, Inc.†	10.75%	11/15/2029	2,169,000	2,068,684
Sabre GLBL, Inc.†	11.25%	12/15/2027	7,192,000	7,398,770
Total				121,510,648

Lodging 1.12%
Full House Resorts, Inc.†	8.25%	2/15/2028	30,584,000	27,177,870
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	9,740,000	10,090,401
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028	17,750,000	17,708,534
Sands China Ltd. (Macau)(b)	5.40%	8/8/2028	9,350,000	9,556,299
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	17,900,000	17,150,851
Studio City Finance Ltd. (Hong Kong)(b)	6.50%	1/15/2028	7,240,000	7,244,518
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	7,180,000	7,197,787
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	8,241,000	8,237,556
Total				104,363,816

Machinery-Diversified 1.16%
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	32,475,000	28,821,563
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029	39,025,000	40,367,109
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	28,700,000	30,386,695
Regal Rexnord Corp.	6.30%	2/15/2030	8,400,000	8,893,404
Total				108,468,771

Media 3.97%
AMC Networks, Inc.	4.25%	2/15/2029	36,614,000	31,525,855
AMC Networks, Inc.†	10.25%	1/15/2029	3,875,000	4,071,009
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	7,775,000	7,841,204
CSC Holdings LLC†	4.125%	12/1/2030	4,800,000	2,958,269
CSC Holdings LLC†	4.625%	12/1/2030	11,988,000	4,346,525
CSC Holdings LLC†	5.75%	1/15/2030	13,555,000	5,096,287
CSC Holdings LLC†	11.75%	1/31/2029	20,704,000	16,368,282
Directv Financing LLC†	8.875%	2/1/2030	9,524,000	9,479,513
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	9,956,000	9,962,691
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	31,950,000	31,857,930
DISH DBS Corp.	7.375%	7/1/2028	40,375,000	37,765,962
EW Scripps Co.†	9.875%	8/15/2030	9,500,000	9,018,650

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media (continued)
Gray Media, Inc.†	4.75%	10/15/2030		$15,775,000	$11,236,252
Gray Media, Inc.†	10.50%	7/15/2029		22,650,000	24,423,359
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		35,692,000	35,646,048
Nexstar Media, Inc.†	5.625%	7/15/2027		18,730,000	18,734,016
Scripps Escrow II, Inc.†	5.375%	1/15/2031		6,250,000	4,330,697
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(b)	5.50%	3/1/2028		20,800,000	20,761,446
Univision Communications, Inc.†	7.375%	6/30/2030		13,565,000	13,623,669
Univision Communications, Inc.†	8.00%	8/15/2028		36,195,000	37,286,786
Univision Communications, Inc.†	8.50%	7/31/2031		8,000,000	8,191,240
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	4,925,000	6,320,932
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(b)	5.00%	7/15/2028		$19,300,000	18,926,632
Total					369,773,254

Metal Fabricate-Hardware 0.25%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030		22,938,000	23,433,690

Mining 3.46%
Alumina Pty. Ltd. (Australia)†(b)	6.125%	3/15/2030		36,498,000	37,444,649
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029		15,222,000	15,841,916
Arsenal AIC Parent LLC†	8.00%	10/1/2030		15,400,000	16,379,425
Compass Minerals International, Inc.†	6.75%	12/1/2027		3,059,000	3,076,819
Compass Minerals International, Inc.†	8.00%	7/1/2030		30,754,000	32,029,461
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029		23,477,000	23,542,759
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029		11,017,000	11,671,090
Hecla Mining Co.	7.25%	2/15/2028		17,529,000	17,679,048
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029		10,285,000	10,421,718
IAMGOLD Corp. (Canada)†(b)	5.75%	10/15/2028		12,629,000	12,615,181
Ivanhoe Mines Ltd. (Canada)†(b)(c)	7.875%	1/23/2030		16,811,000	17,341,992
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		17,809,000	18,351,462
New Gold, Inc. (Canada)†(b)	6.875%	4/1/2032		15,535,000	16,256,818
Novelis Corp.†	6.875%	1/30/2030		48,626,000	50,508,167
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030		5,740,000	6,075,859
WE Soda Investments Holding PLC (United Kingdom)(b)	9.50%	10/6/2028		17,875,000	17,953,516
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)(b)	5.854%	5/13/2032		14,350,000	15,013,829
Total					322,203,709

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Miscellaneous Manufacturing 1.18%
Axon Enterprise, Inc.†	6.125%	3/15/2030		$25,283,000	$26,029,810
Calderys Financing II LLC†	11.75%	6/1/2028		17,250,000	17,916,754
CTEC II GmbH	5.25%	2/15/2030	EUR	8,858,000	9,318,437
LSB Industries, Inc.†	6.25%	10/15/2028		$29,032,000	28,640,626
Maxam Prill SARL (Luxembourg)†(b)	7.75%	7/15/2030		27,500,000	28,105,963
Total					110,011,590

Office/Business Equipment 0.41%
Pitney Bowes, Inc.†	6.875%	3/15/2027		31,935,000	32,110,611
Pitney Bowes, Inc.†	7.25%	3/15/2029		1,391,000	1,409,749
Xerox Corp.†(c)	13.50%	4/15/2031		4,800,000	4,646,405
Total					38,166,765

Oil & Gas 12.52%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029		20,325,000	21,104,024
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029		6,250,000	6,254,995
Azule Energy Finance PLC (United Kingdom)(b)	8.125%	1/23/2030		12,225,000	12,297,852
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030		34,205,000	35,093,995
BKV Upstream Midstream LLC†	7.50%	10/15/2030		18,659,000	18,701,759
Borr IHC Ltd./Borr Finance LLC†(c)	10.00%	11/15/2028		36,281,890	36,458,904
Borr IHC Ltd./Borr Finance LLC†(c)	10.375%	11/15/2030		8,808,253	8,828,388
California Resources Corp.†	8.25%	6/15/2029		36,318,000	37,804,748
Caturus Energy LLC†	8.50%	2/15/2030		30,497,000	31,179,889
Chord Energy Corp.†	6.00%	10/1/2030		9,639,000	9,667,964
CITGO Petroleum Corp.†	8.375%	1/15/2029		21,556,000	22,469,910
Civitas Resources, Inc.†	8.375%	7/1/2028		40,852,000	42,260,740
Civitas Resources, Inc.†	8.625%	11/1/2030		9,776,000	10,115,061
Civitas Resources, Inc.†	8.75%	7/1/2031		1,944,000	2,000,968
CNX Resources Corp.†	6.00%	1/15/2029		11,141,000	11,200,415
Comstock Resources, Inc.†	5.875%	1/15/2030		10,975,000	10,454,335
Comstock Resources, Inc.†	6.75%	3/1/2029		33,852,000	33,585,913
Crescent Energy Finance LLC†	9.25%	2/15/2028		17,266,000	17,906,241
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030		15,253,000	16,248,273
EnQuest PLC (United Kingdom)†(b)(c)	11.625%	11/1/2027		13,670,000	13,947,132
Global Marine, Inc.	7.00%	6/1/2028		29,526,000	28,256,382
Gulfport Energy Operating Corp.†	6.75%	9/1/2029		14,177,000	14,492,668
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029		5,000,000	4,909,814

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028		$29,693,000	$29,761,744
Kosmos Energy Ltd.†	7.125%		4/4/2026		1,114,000	1,108,822
Kosmos Energy Ltd.	7.125%		4/4/2026		3,486,000	3,469,798
Kosmos Energy Ltd.†(c)	7.50%		3/1/2028		3,601,000	2,884,442
Kosmos Energy Ltd.	7.75%		5/1/2027		10,475,000	9,855,089
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		34,534,000	33,839,749
Long Ridge Energy LLC†	8.75%		2/15/2032		13,490,000	13,959,223
MEG Energy Corp. (Canada)†(b)	5.875%		2/1/2029		17,498,000	17,522,917
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		17,254,000	16,670,784
Nabors Industries Ltd.†	7.50%		1/15/2028		12,898,000	12,966,424
Nabors Industries, Inc.†	7.375%		5/15/2027		17,509,000	17,783,576
Nabors Industries, Inc.†(c)	8.875%		8/15/2031		14,925,000	14,197,099
Nabors Industries, Inc.†	9.125%		1/31/2030		4,700,000	4,942,825
Noble Finance II LLC†	8.00%		4/15/2030		33,993,000	35,303,362
Occidental Petroleum Corp.	7.50%		5/1/2031		15,650,000	17,532,601
Occidental Petroleum Corp.	8.875%		7/15/2030		8,405,000	9,725,871
PBF Holding Co. LLC/PBF Finance Corp.	6.00%		2/15/2028		19,888,000	19,756,085
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		4,435,000	4,458,878
PBF Holding Co. LLC/PBF Finance Corp.†	9.875%		3/15/2030		14,149,000	15,011,113
Petroleos Mexicanos (Mexico)(b)	8.75%		6/2/2029		24,320,000	26,259,933
Precision Drilling Corp. (Canada)†(b)	6.875%		1/15/2029		6,592,000	6,633,853
Range Resources Corp.	8.25%		1/15/2029		9,165,000	9,355,733
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%		6/15/2029		36,094,000	36,550,661
Seadrill Finance Ltd.†	8.375%		8/1/2030		19,543,000	20,008,538
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)	9.625%		4/15/2029		18,594,000	19,565,499
SierraCol Energy Andina LLC†	6.00%		6/15/2028		16,000,000	15,710,000
SM Energy Co.	6.50%		7/15/2028		12,615,000	12,734,767
SM Energy Co.	6.625%		1/15/2027		17,731,000	17,797,598
SM Energy Co.	6.75%		9/15/2026		10,132,000	10,147,938
SM Energy Co.†	6.75%		8/1/2029		17,304,000	17,280,835
Sunoco LP†	7.875% (5 yr. CMT + 4.23%	)#	–	(e)	18,449,000	18,749,073
Sunoco LP/Sunoco Finance Corp.†	7.00%		9/15/2028		4,150,000	4,294,715
Talos Production, Inc.†	9.00%		2/1/2029		25,929,000	26,677,804
Talos Production, Inc.†	9.375%		2/1/2031		6,463,000	6,616,458
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		26,220,000	25,437,494
Transocean Aquila Ltd.†	8.00%		9/30/2028		4,598,046	4,738,687
Transocean International Ltd.†	8.25%		5/15/2029		24,134,000	24,295,674

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas (continued)
Transocean International Ltd.†	8.50%	5/15/2031		$5,000,000	$4,968,221
Valaris Ltd.†	8.375%	4/30/2030		41,236,000	43,102,218
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030		27,470,000	26,172,246
Vital Energy, Inc.†	7.75%	7/31/2029		29,650,000	29,177,011
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029		34,632,000	34,647,858
Total					1,166,913,586

Oil & Gas Services 0.99%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028		7,800,000	7,838,384
CHC Group LLC†	11.75%	9/1/2030		9,618,000	8,987,896
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029		17,414,000	18,419,781
Kodiak Gas Services LLC†	7.25%	2/15/2029		12,273,000	12,752,531
SESI LLC†	7.875%	9/30/2030		14,229,000	13,974,098
Star Holding LLC†	8.75%	8/1/2031		6,250,000	6,048,704
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029		14,605,000	15,093,756
WBI Operating LLC†	6.25%	10/15/2030		9,399,000	9,396,603
Total					92,511,753

Packaging & Containers 0.86%
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030		9,000,000	9,101,133
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		21,035,000	21,096,107
LABL, Inc.†	9.50%	11/1/2028		10,724,000	8,009,094
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026		3,236,000	3,223,867
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		21,098,000	20,851,160
Trivium Packaging Finance BV (Netherlands)†(b)	12.25%	1/15/2031		16,939,000	17,689,862
Total					79,971,223

Pharmaceuticals 1.51%
AdaptHealth LLC†	5.125%	3/1/2030		8,350,000	7,994,622
AdaptHealth LLC†	6.125%	8/1/2028		11,550,000	11,554,013
Cheplapharm Arzneimittel GmbH (Germany)†(b)	5.50%	1/15/2028		8,986,000	8,843,231
Cheplapharm Arzneimittel GmbH†	7.125%	6/15/2031	EUR	2,987,000	3,528,153
Cheplapharm Arzneimittel GmbH	7.50%	5/15/2030	EUR	10,500,000	12,482,591
Curaleaf Holdings, Inc.	8.00%	12/15/2026		$22,821,000	22,592,790
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%	6/1/2029		26,628,000	23,501,939
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029		17,426,000	18,928,139

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands IV BV (Netherlands)(b)	5.75%		12/1/2030			$8,170,000	$8,453,458
Trulieve Cannabis Corp.	8.00%		10/6/2026			23,172,000	22,960,556
Total							140,839,492

Pipelines 2.84%
Buckeye Partners LP†	6.75%		2/1/2030			40,998,000	42,822,657
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			24,241,000	24,454,054
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			16,271,000	16,992,668
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(e)		26,924,000	27,074,074
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			4,917,000	5,140,336
Harvest Midstream I LP†	7.50%		9/1/2028			11,236,000	11,400,776
Plains All American Pipeline LP	8.583% (3 mo. USD Term SOFR + 4.37%	)#	–	(e)		16,280,000	16,324,542
Venture Global LNG, Inc.†	8.125%		6/1/2028			23,213,000	23,926,800
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(e)		27,764,000	25,976,715
Venture Global LNG, Inc.†	9.50%		2/1/2029			48,835,000	52,589,825
Western Midstream Operating LP†	7.25%		4/1/2030			17,161,000	18,291,447
Total							264,993,894

Real Estate 1.37%
CPI Property Group SA	7.50% (5 yr. EURIBOR ICE Swap + 5.23%	)#	–	(e)	EUR	7,310,000	8,024,383
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			$23,576,000	23,780,239
Five Point Operating Co. LP†	8.00%		10/1/2030			14,057,000	14,376,937
Howard Hughes Corp.†	5.375%		8/1/2028			11,078,000	11,067,288
Hunt Cos., Inc.†	5.25%		4/15/2029			21,166,000	20,600,225
Kennedy-Wilson, Inc.	4.75%		2/1/2030			17,878,000	16,525,788
Kennedy-Wilson, Inc.(c)	5.00%		3/1/2031			18,200,000	16,815,559
Newmark Group, Inc.	7.50%		1/12/2029			6,581,000	7,053,483
Vivion Investments SARL	8.50%		8/31/2028		EUR	7,867,000	9,089,427
Total							127,333,329

REITS 2.34%
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029			$15,055,000	15,877,485
Brandywine Operating Partnership LP	6.125%		1/15/2031			16,645,000	16,728,299
Brandywine Operating Partnership LP	8.875%		4/12/2029			27,561,000	29,959,477

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Diversified Healthcare Trust†	7.25%	10/15/2030		$9,057,000	$9,159,199
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%	9/30/2030		9,444,000	9,480,450
Iron Mountain, Inc.†	5.25%	7/15/2030		16,519,000	16,455,717
Millrose Properties, Inc.†	6.25%	9/15/2032		7,190,000	7,230,767
Millrose Properties, Inc.†	6.375%	8/1/2030		22,348,000	22,658,427
Piedmont Operating Partnership LP	6.875%	7/15/2029		21,913,000	23,220,560
Piedmont Operating Partnership LP	9.25%	7/20/2028		7,830,000	8,668,383
Starwood Property Trust, Inc.†	6.50%	7/1/2030		16,525,000	17,206,061
Starwood Property Trust, Inc.†	6.50%	10/15/2030		8,568,000	8,935,799
Starwood Property Trust, Inc.†	7.25%	4/1/2029		30,998,000	32,686,275
Total					218,266,899

Retail 3.63%
Advance Auto Parts, Inc.†	7.00%	8/1/2030		21,829,000	22,043,216
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(c)	5.125%	4/15/2029		31,000,000	27,450,150
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%	1/15/2029		19,948,000	19,219,998
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	11.50%	8/15/2029		22,560,000	23,155,304
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		12,121,000	6,752,298
LBM Acquisition LLC†(c)	6.25%	1/15/2029		17,250,000	15,752,357
LBM Acquisition LLC†	9.50%	6/15/2031		7,690,000	8,055,275
Maxeda DIY Holding BV	5.875%	10/1/2026	EUR	5,725,000	5,860,067
Park River Holdings, Inc.†	8.00%	3/15/2031		$16,280,000	16,773,025
Park River Holdings, Inc.†(c)	8.75%	12/31/2030		13,641,154	13,637,061
Punch Finance PLC†	7.875%	12/30/2030	GBP	7,468,000	10,053,570
Punch Finance PLC	7.875%	12/30/2030	GBP	6,470,000	8,710,043
Saks Global Enterprises LLC†(c)	11.00%	12/15/2029		$28,838,408	12,904,611
SGUS LLC†	11.00%	12/15/2029		13,911,410	12,068,287
Specialty Building Products Holdings LLC/ SBP Finance Corp.†	7.75%	10/15/2029		12,991,000	13,084,080
Staples, Inc.†	10.75%	9/1/2029		36,397,000	35,453,543
Staples, Inc.†	12.75%	1/15/2030		6,104,232	4,730,780
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	24,462,000	31,964,733
Victra Holdings LLC/Victra Finance Corp.†(c)	8.75%	9/15/2029		$31,259,000	33,205,279
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	6,800,000	8,158,148
White Cap Supply Holdings LLC†(d)	7.375%	11/15/2030		$9,263,000	9,376,078
Total					338,407,903

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Semiconductors 0.71%
ams-OSRAM AG	10.50%	3/30/2029	EUR	6,990,000	$8,628,285
ams-OSRAM AG (Austria)†(b)	12.25%	3/30/2029		$23,235,000	25,118,708
Kioxia Holdings Corp. (Japan)†(b)	6.25%	7/24/2030		31,200,000	32,248,382
Total					65,995,375

Software 1.76%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		4,800,000	4,024,949
Central Parent, Inc./CDK Global, Inc.†	7.25%	6/15/2029		22,846,000	18,851,869
Cloud Software Group, Inc.†	6.50%	3/31/2029		29,188,000	29,426,553
CoreWeave, Inc.†	9.25%	6/1/2030		48,779,000	49,320,496
Dye & Durham Ltd. (Canada)†(b)	8.625%	4/15/2029		16,283,000	15,434,656
Pagaya U.S. Holdings Co. LLC†	8.875%	8/1/2030		9,625,000	8,737,969
SS&C Technologies, Inc.†	5.50%	9/30/2027		14,635,000	14,652,957
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030		22,229,000	23,400,892
Total					163,850,341

Telecommunications 2.61%
Altice France SA (France)†(b)	9.50%	11/1/2029		23,354,468	23,817,477
CommScope LLC†(c)	8.25%	3/1/2027		22,326,000	22,487,841
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(b)	9.00%	9/15/2029		30,125,000	31,937,440
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(b)	8.625%	8/1/2032		8,700,000	8,668,989
EchoStar Corp.	6.75%	11/30/2030		18,296,987	18,900,422
EchoStar Corp.	10.75%	11/30/2029		24,300,000	26,768,988
Frontier Communications Holdings LLC†	5.00%	5/1/2028		10,006,000	10,000,039
Frontier Communications Holdings LLC†	6.75%	5/1/2029		22,950,000	23,201,486
Hughes Satellite Systems Corp.	6.625%	8/1/2026		15,822,000	14,989,644
Iliad Holding SASU (France)†(b)	7.00%	10/15/2028		11,800,000	11,983,502
Maya SAS/Paris France (France)†(b)	8.50%	4/15/2031		5,000,000	5,371,230
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	9.625%	2/11/2027		6,575,723	6,328,764
VF Ukraine PAT via VFU Funding PLC (Ukraine)(b)	9.625%	2/11/2027		747,224	719,161
WULF Compute LLC†	7.75%	10/15/2030		36,292,000	37,727,528
Total					242,902,511

Transportation 1.11%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		13,899,000	13,018,381
Mobico Group PLC	3.625%	11/20/2028	GBP	2,850,000	3,315,052

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Transportation (continued)
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(e)	GBP	10,674,000	$7,548,861
Rand Parent LLC†(c)	8.50%		2/15/2030			$39,584,000	40,502,151
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029			25,987,000	25,049,171
Star Leasing Co. LLC†	7.625%		2/15/2030			14,450,000	13,665,569
Total							103,099,185

Trucking & Leasing 0.13%
FTAI Aviation Investors LLC†	5.50%		5/1/2028			12,347,000	12,363,965
Total Corporate Bonds (cost $7,820,889,228)							7,859,619,359

FLOATING RATE LOANS(h) 9.20%

Aerospace/Defense 0.12%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2028			5,488,807	10,764,922

Auto Parts & Equipment 0.07%
First Brands Group LLC 2021 Term Loan	9.102% (3 mo. USD Term SOFR + 5.00%	)	3/30/2027			8,405,000	2,798,865
First Brands Group LLC 2022 Incremental Term Loan	–	(i)	3/30/2027			7,028,000	2,340,324
First Brands Group, LLC 2025 DIP Term Loan	–	(i)	6/29/2026			1,342,334	1,427,907
Total							6,567,096

Automobile Manufacturers 0.17%
American Trailer World Corp. Term Loan B	7.815% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028			18,325,000	16,297,797

Automotive 0.18%
DexKo Global, Inc. 2021 USD Term Loan B	7.829% (1 mo. USD Term SOFR + 3.75%	)	10/4/2028			16,705,863	16,483,759

Beverages 0.26%
Primo Brands Corp. 2025 Term Loan B	6.252% (3 mo. USD Term SOFR + 2.25%	)	3/31/2028			24,070,737	24,161,604

Building Materials 0.17%
Quikrete Holdings, Inc. 2025 Term Loan B	6.215% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032			16,253,325	16,291,439

Chemicals 0.20%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	11.815% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028			5,000,000	4,550,000

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(b)	7.036% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028	$13,640,000	$13,648,525
Total					18,198,525

Commercial Services 0.92%
Allied Universal Holdco LLC 2025 USD Term Loan B	7.315% (1 mo. USD Term SOFR + 3.25%	)	8/20/2032	13,775,000	13,846,423
Crash Champions LLC 2024 Term Loan B	8.948% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	13,730,115	12,741,135
CRM Series Seller 2025 LLC Revolver(j)	7.979%		8/20/2030	16,500,000	16,509,900	(k)
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.199% (3 mo. USD Term SOFR + 3.00%	)	5/4/2028	8,643,261	8,670,876
Spin Holdco, Inc. 2021 Term Loan	8.393% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	29,905,709	25,104,796
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	11.102% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030	9,795,000	8,746,103
Total					85,619,233

Computers 0.35%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029	14,367,000	14,429,856
X Corp. Term Loan	10.34% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	18,404,542	17,967,434
Total					32,397,290

Containers & Packaging 0.10%
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B 5.59%	3.25% (1 mo. USD Term SOFR + 1.50%	)	11/30/2028	10,309,571	9,381,710

Cosmetics/Personal Care 0.17%
Conair Holdings LLC Term Loan B	7.829% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	26,423,642	15,854,185

Diversified Financial Services 0.31%
BSFR II UTE I LLC Revolver(j)	8.134% (1 mo. USD Term SOFR + 4.00%	)	3/24/2028	7,425,000	7,425,000	(k)
Jane Street Group LLC 2024 Term Loan B1	5.956% - 6.20% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	21,386,442	21,213,960
Total					28,638,960

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric 0.21%
Lackawanna Energy Center LLC 2025 Term Loan B	7.106% (1 mo. USD Term SOFR + 3.00%	)	8/5/2032		$10,077,443	$10,111,455
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.733% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031		9,628,494	9,655,598
Total						19,767,053

Entertainment 0.36%
Caesars Entertainment, Inc. 2024 Term Loan B1	6.215% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031		7,962,025	7,907,286
Caesars Entertainment, Inc. Term Loan B	6.215% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		15,902,439	15,824,597
Delta 2 Lux SARL 2024 Term Loan B1 (Luxembourg)(b)	6.002% (3 mo. USD Term SOFR + 2.00%	)	9/30/2031		10,000,000	10,028,100
Total						33,759,983

Food Service 0.09%
Gategroup Finance Luxembourg SA EUR Term Loan B	6.181% (1 mo. EURIBOR + 4.25%	)	6/16/2032	EUR	3,274,000	3,818,986
Gategroup Finance Luxembourg SA USD Term Loan B (Luxembourg)(b)	8.384% (1 mo. USD Term SOFR + 4.25%	)	6/10/2032		$4,453,620	4,497,466
Total						8,316,452

Gaming/Leisure 0.30%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	9.048% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028		6,128,439	5,765,329
United FP Holdings LLC 2019 1st Lien Term Loan	8.102% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026		23,282,994	22,594,166
Total						28,359,495

Health Care Products 0.48%
Medline Borrower LP 2025 Incremental Term Loan B	5.965% (1 mo. USD Term SOFR + 2.00%	)	10/23/2030		15,623,644	15,647,548
Medline Borrower LP 2025 Term Loan B	5.965% (1 mo. USD Term SOFR + 2.00%	)	10/23/2028		15,836,966	15,867,294

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products (continued)
Paradigm Parent LLC 1st Lien Term Loan	8.382% (3 mo. USD Term SOFR + 4.50%	)	4/16/2032	$15,205,000	$13,608,475
Total					45,123,317

Health Care Services 0.57%
ADMI Corp. 2023 Term Loan B5	9.715% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027	13,685,178	13,231,856
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.34% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	7,242,705	6,826,249
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.66% (3 mo. USD Term SOFR + 3.50%	)	5/19/2031	8,977,387	8,985,108
National Mentor Holdings, Inc. 2021 Term Loan	7.815% - 7.85% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	9,376,652	9,131,734
National Mentor Holdings, Inc. 2021 Term Loan C	7.852% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	273,801	266,650
New WPCC Parent LLC Term Loan	13.465% (1 mo. USD Term SOFR + 9.50%	)	5/9/2030	797,117	741,319
Star Parent, Inc. Term Loan B	8.002% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030	13,640,380	13,679,937
Total					52,862,853

Healthcare 0.08%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.09% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	7,678,752	7,272,393

Housing 0.07%
Oscar AcquisitionCo LLC Term Loan B	8.252% (3 mo. USD Term SOFR + 4.25%	)	4/29/2029	6,764,233	6,113,175

Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.502% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030	1,185,431	1,192,099

Internet 0.08%
Anastasia Parent LLC 2018 Term Loan B	–	(i)	9/17/2026	8,962,547	7,797,416

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery: Diversified 0.38%
CPM Holdings, Inc. 2023 Term Loan	8.634% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028		$25,873,975	$25,825,462
LSF12 Badger Bidco LLC Term Loan B	9.465% (1 mo. USD Term SOFR + 5.50%	)	8/30/2030		9,671,974	9,684,064
Total						35,509,526

Media 0.53%
Nexstar Broadcasting, Inc. 2025 Term Loan B5	6.465% (1 mo. USD Term SOFR + 2.50%	)	6/28/2032		19,315,590	19,356,346
Sinclair Television Group, Inc. 2025 Term Loan B6	7.402% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029		19,283,932	17,626,766
Sinclair Television Group, Inc. 2025 Term Loan B7	8.165% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030		13,369,349	12,184,491
Total						49,167,603

Metal Fabricate/Hardware 0.33%
Grinding Media, Inc. 2024 Term Loan B	7.698% (3 mo. USD Term SOFR + 3.50%	)	10/12/2028		12,497,868	12,544,735
Tank Holding Corp. 2022 Term Loan	9.815% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		15,019,965	14,284,588
Tank Holding Corp. 2023 Incremental Term Loan	10.065% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		2,705,774	2,567,955
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.065% - 10.13% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		1,147,352	1,088,912
Total						30,486,190

Miscellaneous Manufacture 0.10%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	–	(i)	1/31/2029	EUR	9,530,000	9,755,836

Pharmaceuticals 0.23%
Gainwell Acquisition Corp. Term Loan B	8.102% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027		$9,625,000	9,552,812
Jazz Financing Lux SARL 2024 1st Lien Term Loan B2 (Luxembourg)(b)	6.215% (1 mo. USD Term SOFR + 2.25%	)	5/5/2028		12,003,012	12,045,503
Total						21,598,315

Real Estate 0.14%
CoreLogic, Inc. 2nd Lien Term Loan	10.579% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029		13,190,000	13,231,219

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts 0.10%
Claros Mortgage Trust, Inc. 2021 Term Loan B	8.565% (1 mo. USD Term SOFR + 4.50%	)	8/9/2026	$9,645,517	$9,319,981

Retail 1.02%
BCPE Grill Parent 2023 Term Loan B	8.752% (3 mo. USD Term SOFR + 4.75%	)	9/30/2030	9,501,056	9,091,370
Great Outdoors Group LLC 2025 Term Loan B	7.215% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032	12,526,892	12,542,551
LBM Acquisition LLC 2024 Incremental Term Loan B	7.881% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031	5,790,341	5,606,990
Restoration Hardware, Inc. Term Loan B	6.579% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	17,347,746	16,888,811
RVR Dealership Holdings LLC Term Loan B	7.74% (3 mo. USD Term SOFR + 3.75%	)	2/8/2028	29,384,232	27,726,814
Staples, Inc. 2024 Term Loan B	10.046% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,662,300	10,005,929
Torrid LLC 2021 Term Loan B	9.718% (3 mo. USD Term SOFR + 5.50%	)	6/14/2028	15,830,815	13,106,253
Total					94,968,718

Software 0.39%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.949% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	10,476,000	10,130,292
Central Parent, Inc. 2024 Term Loan B	7.252% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,312,030	6,869,643
DTI Holdco, Inc. 2025 Term Loan B	–	(i)	4/26/2029	9,630,000	8,504,494
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.215% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	2,974,000	2,908,572
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.912% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	17,558,240	7,983,556
Total					36,396,557

Telecommunications 0.14%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.429% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029	12,699,417	12,651,857

Transportation 0.08%
PODS LLC 2021 Term Loan B	7.079% (1 mo. USD Term SOFR + 3.00%	)	3/31/2028	7,637,091	7,510,239

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.49%
Alpha Generation LLC Term Loan B	5.965% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	$13,960,492	$13,993,788
Astoria Energy LLC 2025 Term Loan B	6.59% - 6.75% (3 mo. USD Term SOFR + 2.75%	)	6/23/2032	7,960,454	7,999,022
Lightning Power LLC Term Loan B	6.252% (3 mo. USD Term SOFR + 2.25%	)	8/18/2031	15,404,320	15,490,969
Long Ridge Energy LLC Term Loan B	8.502% (3 mo. USD Term SOFR + 4.50%	)	2/19/2032	8,184,870	8,017,776
Total					45,501,555
Total Floating Rate Loans (cost $868,930,830)					857,318,352

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.31%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	9.397% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	2,270,000	2,543,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	10.433% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	1,380,000	1,431,395
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	11.183% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	1,845,000	1,947,688
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.683% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	4,469,000	4,834,780
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	15.183% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	5,000,000	5,589,420
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	16.547% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	2,280,000	2,800,542
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	10.383% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	883,000	922,065
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.833% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	1,890,000	2,017,772
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.783% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	5,255,000	5,937,411

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	16.183% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	$685,300	$793,771
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $28,775,463)					28,818,020

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.20%
BOFAS Re-REMIC Trust	8.79%		12/16/2025	12,687,872	12,673,022 (a)
JP Morgan Mortgage Trust Series 2025-NQM4 Class B1†	6.687%	#(l)	3/25/2066	6,250,000	6,259,456
Total Non-Agency Commercial Mortgage-Backed Securities (cost $18,925,053)					18,932,478
Total Long-Term Investments (cost $9,072,740,342)					9,104,191,237

SHORT-TERM INVESTMENTS 2.63%

TIME DEPOSITS 0.26%
CitiBank N.A.(m) (cost $24,528,673)				24,528,673	24,528,673

				Shares

MONEY MARKET FUNDS 2.37%
Fidelity Government Portfolio(m) (cost $220,758,056)				220,758,056	220,758,056
Total Short-Term Investments (cost $245,286,729)					245,286,729
Total Investments in Securities 100.30% (cost $9,318,027,071)					9,349,477,966
Less Unfunded Loan Commitments (0.20%) (cost $18,390,284)					(18,420,675)
Net Investments in Securities 100.10% (cost $9,299,636,787)					9,331,057,291
Other Assets and Liabilities – Net(n) (0.10)%					(9,256,727)
Net Assets 100.00%					$9,321,800,564

EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2025, the total value of Rule 144A securities was $6,168,902,738, which represents 66.18% of net assets.

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

#	Variable rate security. The interest rate represents the rate in effect at October 31, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Securities purchased on a when-issued basis.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2025.
(i)	Interest Rate to be determined.
(j)	Security partially/fully unfunded.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at October 31, 2025(1):

Referenced Indexes/ Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%	12/20/2030	$559,028,000	$39,809,514	$810,243	$40,619,757
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	3,000,000	(23,263)	34,106	10,843
Total					$39,786,251	$844,349	$40,630,600

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $844,349. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at October 31, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.711%	CPI Urban Consumer NSA	8/27/2030	$175,000,000	$(1,246,135)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at October 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Barclays Bank PLC	2/6/2026	6,053,000	$8,100,808	$7,951,889	$148,919
British pound	Sell	State Street Bank And Trust	2/6/2026	6,993,000	9,285,838	9,186,776	99,062
British pound	Sell	State Street Bank And Trust	2/6/2026	3,019,000	4,052,736	3,966,092	86,644
British pound	Sell	State Street Bank And Trust	2/6/2026	196,356,000	262,902,619	257,954,908	4,947,711
Euro	Sell	Goldman Sachs	11/21/2025	76,000,000	88,419,920	87,685,338	734,582
Euro	Sell	J.P. Morgan	11/21/2025	2,143,000	2,518,616	2,472,496	46,120
Euro	Sell	Morgan Stanley	11/21/2025	118,500,000	138,284,665	136,719,902	1,564,763
Euro	Sell	Morgan Stanley	11/21/2025	3,763,000	4,433,605	4,341,578	92,027
Euro	Sell	Morgan Stanley	11/21/2025	3,568,000	4,175,786	4,116,596	59,190
Euro	Sell	Morgan Stanley	11/21/2025	11,418,000	13,408,580	13,173,568	235,012
Euro	Sell	Morgan Stanley	11/21/2025	1,825,000	2,150,482	2,105,602	44,880
Euro	Sell	Morgan Stanley	11/21/2025	10,747,000	12,740,087	12,399,399	340,688
Euro	Sell	State Street Bank And Trust	11/21/2025	1,374,000	1,634,429	1,585,259	49,170
Euro	Sell	State Street Bank And Trust	11/21/2025	1,230,000	1,448,555	1,419,118	29,437
Euro	Sell	State Street Bank And Trust	11/21/2025	1,906,000	2,223,924	2,199,056	24,868
Euro	Sell	State Street Bank And Trust	11/21/2025	1,004,000	1,178,856	1,158,369	20,487
Euro	Sell	State Street Bank And Trust	11/21/2025	4,680,000	5,420,845	5,399,571	21,274
Euro	Sell	Toronto Dominion Bank	11/21/2025	944,000	1,101,789	1,089,144	12,645
Japanese yen	Sell	State Street Bank And Trust	2/20/2026	720,987,000	4,768,627	4,727,420	41,207
Japanese yen	Sell	Toronto Dominion Bank	2/20/2026	5,514,370,001	36,539,495	36,157,025	382,470
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,981,156

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank PLC	2/6/2026	712,000	$954,200	$935,362	$(18,838)
British pound	Buy	Citibank	2/6/2026	7,501,000	9,992,903	9,854,141	(138,762)
British pound	Buy	Toronto Dominion Bank	2/6/2026	2,034,000	2,714,116	2,672,087	(42,029)
Euro	Buy	Goldman Sachs	11/21/2025	78,000,000	91,981,890	89,992,847	(1,989,043)
Euro	Buy	Morgan Stanley	11/21/2025	4,314,000	5,040,620	4,977,297	(63,323)
Euro	Buy	Morgan Stanley	11/21/2025	3,082,000	3,632,365	3,555,871	(76,494)
Euro	Buy	Morgan Stanley	11/21/2025	3,613,000	4,277,785	4,168,515	(109,270)
Euro	Buy	Morgan Stanley	11/21/2025	1,170,000	1,376,093	1,349,893	(26,200)
Euro	Buy	Morgan Stanley	11/21/2025	6,896,000	8,120,497	7,956,291	(164,206)
Euro	Buy	Morgan Stanley	11/21/2025	2,656,000	3,075,938	3,064,372	(11,566)
Euro	Buy	Morgan Stanley	11/21/2025	10,906,000	12,683,282	12,582,846	(100,436)
Euro	Buy	Morgan Stanley	11/21/2025	1,627,000	1,904,857	1,877,158	(27,699)
Euro	Buy	Morgan Stanley	11/21/2025	9,299,000	10,865,389	10,728,763	(136,626)
Euro	Buy	Morgan Stanley	11/21/2025	245,000	285,741	282,670	(3,071)
Euro	Buy	Morgan Stanley	11/21/2025	1,319,000	1,549,906	1,521,802	(28,104)
Euro	Buy	Morgan Stanley	11/21/2025	792,000	930,673	913,774	(16,899)
Euro	Buy	Morgan Stanley	11/21/2025	809,000	952,168	933,387	(18,781)
Euro	Buy	Morgan Stanley	11/21/2025	3,715,000	4,341,564	4,286,198	(55,366)
Euro	Buy	Morgan Stanley	11/21/2025	455,000	527,301	524,958	(2,343)
Euro	Buy	State Street Bank And Trust	11/21/2025	5,748,000	6,745,964	6,631,781	(114,183)
Euro	Buy	Toronto Dominion Bank	11/21/2025	2,524,000	2,974,084	2,912,076	(62,008)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,205,247)

Futures Contracts at October 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2025	2,136	Long	$241,244,707	$240,667,125	$(577,582)
U.S. 10-Year Ultra Treasury Note	December 2025	3,688	Long	428,311,228	425,906,375	(2,404,853)
Total Unrealized Depreciation on Futures Contracts						$(2,982,435)

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$18,291,000	$18,291,000
Remaining Industries	–	72,744,836	–	72,744,836
Common Stocks	–	1,240,331	–	1,240,331
Convertible Bonds	–	220,364,727	–	220,364,727
Convertible Preferred Stocks	–	26,862,134	–	26,862,134
Corporate Bonds
Entertainment	–	86,275,506	12,683,350	98,958,856
Remaining Industries	–	7,760,660,503	–	7,760,660,503
Floating Rate Loans
Commercial Services	–	69,109,333	16,509,900	85,619,233
Diversified Financial Services	–	21,213,960	7,425,000	28,638,960
Remaining Industries	–	743,060,159	–	743,060,159
Less Unfunded Loan Commitments	–	(18,420,675)	–	(18,420,675)
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	28,818,020	–	28,818,020
Non-Agency Commercial Mortgage-Backed Securities	–	6,259,456	12,673,022	18,932,478
Short-Term Investments
Time Deposits	–	24,528,673	–	24,528,673
Money Market Funds	220,758,056	–	–	220,758,056
Total	$220,758,056	$9,042,716,963	$67,582,272	$9,331,057,291
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$40,630,600	$–	$40,630,600
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,246,135)	–	(1,246,135)
Forward Foreign Currency Exchange Contracts
Assets	–	8,981,156	–	8,981,156
Liabilities	–	(3,205,247)	–	(3,205,247)
Futures Contracts
Assets	–	–	–	–
Liabilities	(2,982,435)	–	–	(2,982,435)
Total	$(2,982,435)	$45,160,374	$–	$42,177,939

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

86	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on May 1, 2001. The Trust consists of eight funds as of October 31, 2025. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”). Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund) Lord Abbett International Growth Fund (“International Growth Fund”) Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”) Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Each Fund, other than Emerging Markets Equity Fund, is diversified with in the meaning of the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio

87

Notes to Schedule of Investments (unaudited)(continued)

investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

88

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Short Duration High Yield Fund	$221,133,516	$245,286,729

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